SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) - USD ($)		12 Months Ended
		Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				$ 667,544,000
Initial Cost to Company [Abstract]
Land					146,965,000
Buildings & Improvements					1,349,531,000
Costs capitalized subsequent to acquisition					229,692,000
Gross amount at which carried at close of period [Abstract]
Land					167,129,000
Buildings & Improvements					1,559,059,000
Total		$ 1,726,189,000			1,726,189,000
Accumulated Depreciation		$ (313,308,000)			(313,308,000)
Maximum borrowing capacity					90,000,000
Advances under the facility specified as percentage of value of properties provided as security (in hundredths)		60.00%
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,726,189,000
Deductions during year [Abstract]
Balance at close of year		313,308,000
Total real estate investments	[2]				1,412,880,000	$ 1,275,284,000	$ 1,214,235,000
Net basis of real estate investments for federal income tax purposes					1,700,000,000	1,500,000,000	1,500,000,000
Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Maximum borrowing capacity					90,000,000
Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Maximum borrowing capacity					100,000,000
Discontinued Operations [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					295,678,000
Initial Cost to Company [Abstract]
Land					76,228,000
Buildings & Improvements					405,130,000
Costs capitalized subsequent to acquisition					70,311,000
Gross amount at which carried at close of period [Abstract]
Land					80,424,000
Buildings & Improvements					471,245,000
Total		551,669,000			551,669,000
Accumulated Depreciation		(135,679,000)			(135,679,000)
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		551,669,000
Deductions during year [Abstract]
Balance at close of year		135,679,000
Discontinued Operations [Member] | 610 Business Center IV - Brooklyn Park, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					6,759,000
Initial Cost to Company [Abstract]
Land					975,000
Buildings & Improvements					5,542,000
Costs capitalized subsequent to acquisition					2,886,000
Gross amount at which carried at close of period [Abstract]
Land					980,000
Buildings & Improvements					8,423,000
Total		9,403,000			9,403,000
Accumulated Depreciation		$ (2,408,000)			(2,408,000)
Date of Construction or Acquisition		2007
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 9,403,000
Deductions during year [Abstract]
Balance at close of year		2,408,000
Discontinued Operations [Member] | 7800 West Brown Deer Road - Milwaukee, WI [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					10,320,000
Initial Cost to Company [Abstract]
Land					1,455,000
Buildings & Improvements					8,756,000
Costs capitalized subsequent to acquisition					2,431,000
Gross amount at which carried at close of period [Abstract]
Land					1,475,000
Buildings & Improvements					11,167,000
Total		12,642,000			12,642,000
Accumulated Depreciation		$ (4,022,000)			(4,022,000)
Date of Construction or Acquisition		2003
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 12,642,000
Deductions during year [Abstract]
Balance at close of year		4,022,000
Discontinued Operations [Member] | American Corporate Center - Mendota Heights, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					8,670,000
Initial Cost to Company [Abstract]
Land					893,000
Buildings & Improvements					16,768,000
Costs capitalized subsequent to acquisition					4,067,000
Gross amount at which carried at close of period [Abstract]
Land					893,000
Buildings & Improvements					20,835,000
Total		21,728,000			21,728,000
Accumulated Depreciation		$ (8,926,000)			(8,926,000)
Date of Construction or Acquisition		2002
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 21,728,000
Deductions during year [Abstract]
Balance at close of year		8,926,000
Discontinued Operations [Member] | Ameritrade - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					2,020,000
Initial Cost to Company [Abstract]
Land					327,000
Buildings & Improvements					7,957,000
Costs capitalized subsequent to acquisition					65,000
Gross amount at which carried at close of period [Abstract]
Land					327,000
Buildings & Improvements					8,022,000
Total		8,349,000			8,349,000
Accumulated Depreciation		$ (3,215,000)			(3,215,000)
Date of Construction or Acquisition		1999
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 8,349,000
Deductions during year [Abstract]
Balance at close of year		3,215,000
Discontinued Operations [Member] | Benton Business Park - Sauk Rapids, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					0
Initial Cost to Company [Abstract]
Land					188,000
Buildings & Improvements					1,261,000
Costs capitalized subsequent to acquisition					87,000
Gross amount at which carried at close of period [Abstract]
Land					188,000
Buildings & Improvements					1,348,000
Total		1,536,000			1,536,000
Accumulated Depreciation		$ (429,000)			(429,000)
Date of Construction or Acquisition		2003
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,536,000
Deductions during year [Abstract]
Balance at close of year		429,000
Discontinued Operations [Member] | Brenwood - Minnetonka, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					0
Initial Cost to Company [Abstract]
Land					1,642,000
Buildings & Improvements					12,138,000
Costs capitalized subsequent to acquisition					3,864,000
Gross amount at which carried at close of period [Abstract]
Land					1,650,000
Buildings & Improvements					15,994,000
Total		17,644,000			17,644,000
Accumulated Depreciation		$ (5,810,000)			(5,810,000)
Date of Construction or Acquisition		2002
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 17,644,000
Deductions during year [Abstract]
Balance at close of year		5,810,000
Discontinued Operations [Member] | Brook Valley I - La Vista, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					1,209,000
Initial Cost to Company [Abstract]
Land					347,000
Buildings & Improvements					1,671,000
Costs capitalized subsequent to acquisition					134,000
Gross amount at which carried at close of period [Abstract]
Land					347,000
Buildings & Improvements					1,805,000
Total		2,152,000			2,152,000
Accumulated Depreciation		$ (458,000)			(458,000)
Date of Construction or Acquisition		2005
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 2,152,000
Deductions during year [Abstract]
Balance at close of year		458,000
Discontinued Operations [Member] | Corporate Center West - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					17,315,000
Initial Cost to Company [Abstract]
Land					3,880,000
Buildings & Improvements					5,253,000
Costs capitalized subsequent to acquisition					21,000
Gross amount at which carried at close of period [Abstract]
Land					3,880,000
Buildings & Improvements					5,274,000
Total		9,154,000			9,154,000
Accumulated Depreciation		$ (126,000)			(126,000)
Date of Construction or Acquisition		2006
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 9,154,000
Deductions during year [Abstract]
Balance at close of year		126,000
Discontinued Operations [Member] | Crosstown Centre - Eden Prairie, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					9,000,000
Initial Cost to Company [Abstract]
Land					2,884,000
Buildings & Improvements					14,569,000
Costs capitalized subsequent to acquisition					3,183,000
Gross amount at which carried at close of period [Abstract]
Land					2,980,000
Buildings & Improvements					17,656,000
Total		20,636,000			20,636,000
Accumulated Depreciation		$ (4,939,000)			(4,939,000)
Date of Construction or Acquisition		2004
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 20,636,000
Deductions during year [Abstract]
Balance at close of year		4,939,000
Discontinued Operations [Member] | Eden Prairie 6101 Blue Circle Dr - Eden Prairie [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					0
Initial Cost to Company [Abstract]
Land					666,000
Buildings & Improvements					4,197,000
Costs capitalized subsequent to acquisition					1,000
Gross amount at which carried at close of period [Abstract]
Land					666,000
Buildings & Improvements					4,198,000
Total		4,864,000			4,864,000
Accumulated Depreciation		$ (1,701,000)			(1,701,000)
Date of Construction or Acquisition		1999
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 4,864,000
Deductions during year [Abstract]
Balance at close of year		1,701,000
Discontinued Operations [Member] | Farnam Executive Center - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					12,160,000
Initial Cost to Company [Abstract]
Land					2,188,000
Buildings & Improvements					7,912,000
Costs capitalized subsequent to acquisition					1,000
Gross amount at which carried at close of period [Abstract]
Land					2,188,000
Buildings & Improvements					7,913,000
Total		10,101,000			10,101,000
Accumulated Depreciation		$ (190,000)			(190,000)
Date of Construction or Acquisition		2006
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 10,101,000
Deductions during year [Abstract]
Balance at close of year		190,000
Discontinued Operations [Member] | Flagship - Eden Prairie, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					21,565,000
Initial Cost to Company [Abstract]
Land					1,899,000
Buildings & Improvements					15,518,000
Costs capitalized subsequent to acquisition					31,000
Gross amount at which carried at close of period [Abstract]
Land					1,913,000
Buildings & Improvements					15,535,000
Total		17,448,000			17,448,000
Accumulated Depreciation		$ (373,000)			(373,000)
Date of Construction or Acquisition		2006
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 17,448,000
Deductions during year [Abstract]
Balance at close of year		373,000
Discontinued Operations [Member] | Gateway Corporate Center - Woodbury, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					8,700,000
Initial Cost to Company [Abstract]
Land					1,637,000
Buildings & Improvements					6,663,000
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					1,637,000
Buildings & Improvements					6,663,000
Total		8,300,000			8,300,000
Accumulated Depreciation		$ (160,000)			(160,000)
Date of Construction or Acquisition		2006
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 8,300,000
Deductions during year [Abstract]
Balance at close of year		160,000
Discontinued Operations [Member] | Golden Hills Office Center - Golden Valley, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					17,417,000
Initial Cost to Company [Abstract]
Land					3,018,000
Buildings & Improvements					18,544,000
Costs capitalized subsequent to acquisition					4,313,000
Gross amount at which carried at close of period [Abstract]
Land					3,018,000
Buildings & Improvements					22,857,000
Total		25,875,000			25,875,000
Accumulated Depreciation		$ (8,851,000)			(8,851,000)
Date of Construction or Acquisition		2003
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 25,875,000
Deductions during year [Abstract]
Balance at close of year		8,851,000
Discontinued Operations [Member] | Granite Corporate Center - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					5,313,000
Initial Cost to Company [Abstract]
Land					588,000
Buildings & Improvements					7,808,000
Costs capitalized subsequent to acquisition					1,521,000
Gross amount at which carried at close of period [Abstract]
Land					740,000
Buildings & Improvements					9,177,000
Total		9,917,000			9,917,000
Accumulated Depreciation		$ (3,524,000)			(3,524,000)
Date of Construction or Acquisition		2001
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 9,917,000
Deductions during year [Abstract]
Balance at close of year		3,524,000
Discontinued Operations [Member] | Great Plains - Fargo, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					0
Initial Cost to Company [Abstract]
Land					126,000
Buildings & Improvements					15,240,000
Costs capitalized subsequent to acquisition					721,000
Gross amount at which carried at close of period [Abstract]
Land					126,000
Buildings & Improvements					15,961,000
Total		16,087,000			16,087,000
Accumulated Depreciation		$ (6,161,000)			(6,161,000)
Date of Construction or Acquisition		1997
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 16,087,000
Deductions during year [Abstract]
Balance at close of year		6,161,000
Discontinued Operations [Member] | Highlands Ranch I - Highlands Ranch, CO [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					0
Initial Cost to Company [Abstract]
Land					2,268,000
Buildings & Improvements					8,362,000
Costs capitalized subsequent to acquisition					1,117,000
Gross amount at which carried at close of period [Abstract]
Land					2,268,000
Buildings & Improvements					9,479,000
Total		11,747,000			11,747,000
Accumulated Depreciation		$ (2,211,000)			(2,211,000)
Date of Construction or Acquisition		2006
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 11,747,000
Deductions during year [Abstract]
Balance at close of year		2,211,000
Discontinued Operations [Member] | Highlands Ranch II - Highlands Ranch, CO [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					0
Initial Cost to Company [Abstract]
Land					1,437,000
Buildings & Improvements					9,549,000
Costs capitalized subsequent to acquisition					1,901,000
Gross amount at which carried at close of period [Abstract]
Land					1,437,000
Buildings & Improvements					11,450,000
Total		12,887,000			12,887,000
Accumulated Depreciation		$ (3,391,000)			(3,391,000)
Date of Construction or Acquisition		2004
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 12,887,000
Deductions during year [Abstract]
Balance at close of year		3,391,000
Discontinued Operations [Member] | Interlachen Corporate Center - Edina, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					8,800,000
Initial Cost to Company [Abstract]
Land					1,650,000
Buildings & Improvements					14,983,000
Costs capitalized subsequent to acquisition					2,530,000
Gross amount at which carried at close of period [Abstract]
Land					1,693,000
Buildings & Improvements					17,470,000
Total		19,163,000			19,163,000
Accumulated Depreciation		$ (6,389,000)			(6,389,000)
Date of Construction or Acquisition		2001
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 19,163,000
Deductions during year [Abstract]
Balance at close of year		6,389,000
Discontinued Operations [Member] | Intertech Building - Fenton, MO [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					4,177,000
Initial Cost to Company [Abstract]
Land					2,130,000
Buildings & Improvements					3,968,000
Costs capitalized subsequent to acquisition					1,721,000
Gross amount at which carried at close of period [Abstract]
Land					2,191,000
Buildings & Improvements					5,628,000
Total		7,819,000			7,819,000
Accumulated Depreciation		$ (1,253,000)			(1,253,000)
Date of Construction or Acquisition		2007
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 7,819,000
Deductions during year [Abstract]
Balance at close of year		1,253,000
Discontinued Operations [Member] | Mendota Office Center I - Mendota Heights, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					3,734,000
Initial Cost to Company [Abstract]
Land					835,000
Buildings & Improvements					6,169,000
Costs capitalized subsequent to acquisition					1,402,000
Gross amount at which carried at close of period [Abstract]
Land					835,000
Buildings & Improvements					7,571,000
Total		8,406,000			8,406,000
Accumulated Depreciation		$ (2,683,000)			(2,683,000)
Date of Construction or Acquisition		2002
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 8,406,000
Deductions during year [Abstract]
Balance at close of year		2,683,000
Discontinued Operations [Member] | Mendota Office Center II - Mendota Heights, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					5,516,000
Initial Cost to Company [Abstract]
Land					1,121,000
Buildings & Improvements					10,085,000
Costs capitalized subsequent to acquisition					2,097,000
Gross amount at which carried at close of period [Abstract]
Land					1,121,000
Buildings & Improvements					12,182,000
Total		13,303,000			13,303,000
Accumulated Depreciation		$ (4,882,000)			(4,882,000)
Date of Construction or Acquisition		2002
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 13,303,000
Deductions during year [Abstract]
Balance at close of year		4,882,000
Discontinued Operations [Member] | Mendota Office Center III - Mendota Heights, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					3,791,000
Initial Cost to Company [Abstract]
Land					970,000
Buildings & Improvements					5,734,000
Costs capitalized subsequent to acquisition					957,000
Gross amount at which carried at close of period [Abstract]
Land					970,000
Buildings & Improvements					6,691,000
Total		7,661,000			7,661,000
Accumulated Depreciation		$ (2,419,000)			(2,419,000)
Date of Construction or Acquisition		2002
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 7,661,000
Deductions during year [Abstract]
Balance at close of year		2,419,000
Discontinued Operations [Member] | Mendota Office Center IV - Mendota Heights, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					4,507,000
Initial Cost to Company [Abstract]
Land					1,070,000
Buildings & Improvements					7,635,000
Costs capitalized subsequent to acquisition					1,510,000
Gross amount at which carried at close of period [Abstract]
Land					1,070,000
Buildings & Improvements					9,145,000
Total		10,215,000			10,215,000
Accumulated Depreciation		$ (3,235,000)			(3,235,000)
Date of Construction or Acquisition		2002
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 10,215,000
Deductions during year [Abstract]
Balance at close of year		3,235,000
Discontinued Operations [Member] | Minnesota National Bank - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					628,000
Initial Cost to Company [Abstract]
Land					287,000
Buildings & Improvements					1,454,000
Costs capitalized subsequent to acquisition					224,000
Gross amount at which carried at close of period [Abstract]
Land					288,000
Buildings & Improvements					1,677,000
Total		1,965,000			1,965,000
Accumulated Depreciation		$ (475,000)			(475,000)
Date of Construction or Acquisition		2004
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,965,000
Deductions during year [Abstract]
Balance at close of year		475,000
Discontinued Operations [Member] | Miracle Hills One - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					8,895,000
Initial Cost to Company [Abstract]
Land					1,974,000
Buildings & Improvements					5,726,000
Costs capitalized subsequent to acquisition					6,000
Gross amount at which carried at close of period [Abstract]
Land					1,974,000
Buildings & Improvements					5,732,000
Total		7,706,000			7,706,000
Accumulated Depreciation		$ (139,000)			(139,000)
Date of Construction or Acquisition		2006
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 7,706,000
Deductions during year [Abstract]
Balance at close of year		139,000
Discontinued Operations [Member] | Northpark Corporate Center - Arden Hills, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					11,519,000
Initial Cost to Company [Abstract]
Land					2,034,000
Buildings & Improvements					14,584,000
Costs capitalized subsequent to acquisition					2,497,000
Gross amount at which carried at close of period [Abstract]
Land					2,037,000
Buildings & Improvements					17,078,000
Total		19,115,000			19,115,000
Accumulated Depreciation		$ (4,231,000)			(4,231,000)
Date of Construction or Acquisition		2006
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 19,115,000
Deductions during year [Abstract]
Balance at close of year		4,231,000
Discontinued Operations [Member] | Omaha 10802 Farnam Dr - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					5,061,000
Initial Cost to Company [Abstract]
Land					2,462,000
Buildings & Improvements					4,374,000
Costs capitalized subsequent to acquisition					392,000
Gross amount at which carried at close of period [Abstract]
Land					2,818,000
Buildings & Improvements					4,410,000
Total		7,228,000			7,228,000
Accumulated Depreciation		$ (525,000)			(525,000)
Date of Construction or Acquisition		2010
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 7,228,000
Deductions during year [Abstract]
Balance at close of year		525,000
Discontinued Operations [Member] | Pacific Hills - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					16,770,000
Initial Cost to Company [Abstract]
Land					4,220,000
Buildings & Improvements					6,280,000
Costs capitalized subsequent to acquisition					243,000
Gross amount at which carried at close of period [Abstract]
Land					4,220,000
Buildings & Improvements					6,523,000
Total		10,743,000			10,743,000
Accumulated Depreciation		$ (180,000)			(180,000)
Date of Construction or Acquisition		2006
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 10,743,000
Deductions during year [Abstract]
Balance at close of year		180,000
Discontinued Operations [Member] | Plaza VII - Boise, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					0
Initial Cost to Company [Abstract]
Land					300,000
Buildings & Improvements					913,000
Costs capitalized subsequent to acquisition					4,000
Gross amount at which carried at close of period [Abstract]
Land					300,000
Buildings & Improvements					917,000
Total		1,217,000			1,217,000
Accumulated Depreciation		$ (11,000)			(11,000)
Date of Construction or Acquisition		2003
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,217,000
Deductions during year [Abstract]
Balance at close of year		11,000
Discontinued Operations [Member] | Plymouth 5095 Nathan Lane - Plymouth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					1,147,000
Initial Cost to Company [Abstract]
Land					604,000
Buildings & Improvements					1,253,000
Costs capitalized subsequent to acquisition					87,000
Gross amount at which carried at close of period [Abstract]
Land					636,000
Buildings & Improvements					1,308,000
Total		1,944,000			1,944,000
Accumulated Depreciation		$ (258,000)			(258,000)
Date of Construction or Acquisition		2007
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,944,000
Deductions during year [Abstract]
Balance at close of year		258,000
Discontinued Operations [Member] | Prairie Oak Business Center - Eden Prairie, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					3,120,000
Initial Cost to Company [Abstract]
Land					531,000
Buildings & Improvements					4,069,000
Costs capitalized subsequent to acquisition					2,523,000
Gross amount at which carried at close of period [Abstract]
Land					1,030,000
Buildings & Improvements					6,093,000
Total		7,123,000			7,123,000
Accumulated Depreciation		$ (2,365,000)			(2,365,000)
Date of Construction or Acquisition		2003
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 7,123,000
Deductions during year [Abstract]
Balance at close of year		2,365,000
Discontinued Operations [Member] | Rapid City 900 Concourse Drive - Rapid City, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					181,000
Initial Cost to Company [Abstract]
Land					285,000
Buildings & Improvements					6,600,000
Costs capitalized subsequent to acquisition					1,151,000
Gross amount at which carried at close of period [Abstract]
Land					514,000
Buildings & Improvements					7,522,000
Total		8,036,000			8,036,000
Accumulated Depreciation		$ (2,912,000)			(2,912,000)
Date of Construction or Acquisition		2000
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 8,036,000
Deductions during year [Abstract]
Balance at close of year		2,912,000
Discontinued Operations [Member] | Riverport - Maryland Heights, MO [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					19,690,000
Initial Cost to Company [Abstract]
Land					1,891,000
Buildings & Improvements					6,109,000
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					1,891,000
Buildings & Improvements					6,109,000
Total		8,000,000			8,000,000
Accumulated Depreciation		$ (146,000)			(146,000)
Date of Construction or Acquisition		2006
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 8,000,000
Deductions during year [Abstract]
Balance at close of year		146,000
Discontinued Operations [Member] | Spring Valley IV - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					720,000
Initial Cost to Company [Abstract]
Land					178,000
Buildings & Improvements					916,000
Costs capitalized subsequent to acquisition					60,000
Gross amount at which carried at close of period [Abstract]
Land					186,000
Buildings & Improvements					968,000
Total		1,154,000			1,154,000
Accumulated Depreciation		$ (259,000)			(259,000)
Date of Construction or Acquisition		2005
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,154,000
Deductions during year [Abstract]
Balance at close of year		259,000
Discontinued Operations [Member] | Spring Valley V - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					792,000
Initial Cost to Company [Abstract]
Land					212,000
Buildings & Improvements					1,123,000
Costs capitalized subsequent to acquisition					251,000
Gross amount at which carried at close of period [Abstract]
Land					240,000
Buildings & Improvements					1,346,000
Total		1,586,000			1,586,000
Accumulated Depreciation		$ (388,000)			(388,000)
Date of Construction or Acquisition		2005
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,586,000
Deductions during year [Abstract]
Balance at close of year		388,000
Discontinued Operations [Member] | Spring Valley X - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					734,000
Initial Cost to Company [Abstract]
Land					180,000
Buildings & Improvements					1,024,000
Costs capitalized subsequent to acquisition					80,000
Gross amount at which carried at close of period [Abstract]
Land					189,000
Buildings & Improvements					1,095,000
Total		1,284,000			1,284,000
Accumulated Depreciation		$ (282,000)			(282,000)
Date of Construction or Acquisition		2005
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,284,000
Deductions during year [Abstract]
Balance at close of year		282,000
Discontinued Operations [Member] | Spring Valley XI - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					720,000
Initial Cost to Company [Abstract]
Land					143,000
Buildings & Improvements					1,094,000
Costs capitalized subsequent to acquisition					36,000
Gross amount at which carried at close of period [Abstract]
Land					151,000
Buildings & Improvements					1,122,000
Total		1,273,000			1,273,000
Accumulated Depreciation		$ (276,000)			(276,000)
Date of Construction or Acquisition		2005
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,273,000
Deductions during year [Abstract]
Balance at close of year		276,000
Discontinued Operations [Member] | Superior Office Building - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					944,000
Initial Cost to Company [Abstract]
Land					336,000
Buildings & Improvements					2,200,000
Costs capitalized subsequent to acquisition					143,000
Gross amount at which carried at close of period [Abstract]
Land					336,000
Buildings & Improvements					2,343,000
Total		2,679,000			2,679,000
Accumulated Depreciation		$ (688,000)			(688,000)
Date of Construction or Acquisition		2004
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 2,679,000
Deductions during year [Abstract]
Balance at close of year		688,000
Discontinued Operations [Member] | TCA Building - Eagan, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					7,500,000
Initial Cost to Company [Abstract]
Land					627,000
Buildings & Improvements					8,571,000
Costs capitalized subsequent to acquisition					915,000
Gross amount at which carried at close of period [Abstract]
Land					684,000
Buildings & Improvements					9,429,000
Total		10,113,000			10,113,000
Accumulated Depreciation		$ (2,767,000)			(2,767,000)
Date of Construction or Acquisition		2003
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 10,113,000
Deductions during year [Abstract]
Balance at close of year		2,767,000
Discontinued Operations [Member] | Three Paramount Plaza - Bloomington, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					0
Initial Cost to Company [Abstract]
Land					1,261,000
Buildings & Improvements					6,149,000
Costs capitalized subsequent to acquisition					1,961,000
Gross amount at which carried at close of period [Abstract]
Land					1,482,000
Buildings & Improvements					7,889,000
Total		9,371,000			9,371,000
Accumulated Depreciation		$ (3,085,000)			(3,085,000)
Date of Construction or Acquisition		2002
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 9,371,000
Deductions during year [Abstract]
Balance at close of year		3,085,000
Discontinued Operations [Member] | Timberlands - Leawood, KS [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					1,315,000
Initial Cost to Company [Abstract]
Land					2,375,000
Buildings & Improvements					9,601,000
Costs capitalized subsequent to acquisition					189,000
Gross amount at which carried at close of period [Abstract]
Land					2,375,000
Buildings & Improvements					9,790,000
Total		12,165,000			12,165,000
Accumulated Depreciation		$ (242,000)			(242,000)
Date of Construction or Acquisition		2006
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 12,165,000
Deductions during year [Abstract]
Balance at close of year		242,000
Discontinued Operations [Member] | UHC Office - International Falls, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					800,000
Initial Cost to Company [Abstract]
Land					119,000
Buildings & Improvements					2,366,000
Costs capitalized subsequent to acquisition					230,000
Gross amount at which carried at close of period [Abstract]
Land					119,000
Buildings & Improvements					2,596,000
Total		2,715,000			2,715,000
Accumulated Depreciation		$ (734,000)			(734,000)
Date of Construction or Acquisition		2004
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 2,715,000
Deductions during year [Abstract]
Balance at close of year		734,000
Discontinued Operations [Member] | US Bank Financial Center - Bloomington, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					12,766,000
Initial Cost to Company [Abstract]
Land					3,117,000
Buildings & Improvements					13,350,000
Costs capitalized subsequent to acquisition					2,023,000
Gross amount at which carried at close of period [Abstract]
Land					3,195,000
Buildings & Improvements					15,295,000
Total		18,490,000			18,490,000
Accumulated Depreciation		$ (3,805,000)			(3,805,000)
Date of Construction or Acquisition		2005
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 18,490,000
Deductions during year [Abstract]
Balance at close of year		3,805,000
Discontinued Operations [Member] | Wells Fargo Center - St Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					5,787,000
Initial Cost to Company [Abstract]
Land					869,000
Buildings & Improvements					8,373,000
Costs capitalized subsequent to acquisition					1,956,000
Gross amount at which carried at close of period [Abstract]
Land					884,000
Buildings & Improvements					10,314,000
Total		11,198,000			11,198,000
Accumulated Depreciation		$ (2,641,000)			(2,641,000)
Date of Construction or Acquisition		2005
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 11,198,000
Deductions during year [Abstract]
Balance at close of year		2,641,000
Discontinued Operations [Member] | West River Business Park - Waite Park, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					0
Initial Cost to Company [Abstract]
Land					235,000
Buildings & Improvements					1,195,000
Costs capitalized subsequent to acquisition					267,000
Gross amount at which carried at close of period [Abstract]
Land					235,000
Buildings & Improvements					1,462,000
Total		1,697,000			1,697,000
Accumulated Depreciation		$ (430,000)			(430,000)
Date of Construction or Acquisition		2003
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,697,000
Deductions during year [Abstract]
Balance at close of year		430,000
Discontinued Operations [Member] | Westgate - Boise, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					3,844,000
Initial Cost to Company [Abstract]
Land					1,000,000
Buildings & Improvements					10,618,000
Costs capitalized subsequent to acquisition					1,933,000
Gross amount at which carried at close of period [Abstract]
Land					1,000,000
Buildings & Improvements					12,551,000
Total		13,551,000			13,551,000
Accumulated Depreciation		$ (4,512,000)			(4,512,000)
Date of Construction or Acquisition		2003
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 13,551,000
Deductions during year [Abstract]
Balance at close of year		4,512,000
Discontinued Operations [Member] | Woodlands Plaza IV - Maryland Heights, MO [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					4,360,000
Initial Cost to Company [Abstract]
Land					771,000
Buildings & Improvements					4,609,000
Costs capitalized subsequent to acquisition					1,461,000
Gross amount at which carried at close of period [Abstract]
Land					862,000
Buildings & Improvements					5,979,000
Total		6,841,000			6,841,000
Accumulated Depreciation		$ (1,501,000)			(1,501,000)
Date of Construction or Acquisition		2006
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 6,841,000
Deductions during year [Abstract]
Balance at close of year		1,501,000
Discontinued Operations [Member] | Barry Pointe Office Park - Kansas City, MO [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					1,369,000
Initial Cost to Company [Abstract]
Land					384,000
Buildings & Improvements					2,366,000
Costs capitalized subsequent to acquisition					226,000
Gross amount at which carried at close of period [Abstract]
Land					392,000
Buildings & Improvements					2,584,000
Total		2,976,000			2,976,000
Accumulated Depreciation		$ (547,000)			(547,000)
Date of Construction or Acquisition		2007
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 2,976,000
Deductions during year [Abstract]
Balance at close of year		547,000
Discontinued Operations [Member] | Burnsville 1 Strip Center - Burnsville, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					0
Initial Cost to Company [Abstract]
Land					208,000
Buildings & Improvements					773,000
Costs capitalized subsequent to acquisition					200,000
Gross amount at which carried at close of period [Abstract]
Land					208,000
Buildings & Improvements					973,000
Total		1,181,000			1,181,000
Accumulated Depreciation		$ (306,000)			(306,000)
Date of Construction or Acquisition		2003
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,181,000
Deductions during year [Abstract]
Balance at close of year		306,000
Discontinued Operations [Member] | Champlin South Pond - Champlin, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					1,185,000
Initial Cost to Company [Abstract]
Land					842,000
Buildings & Improvements					2,703,000
Costs capitalized subsequent to acquisition					105,000
Gross amount at which carried at close of period [Abstract]
Land					866,000
Buildings & Improvements					2,784,000
Total		3,650,000			3,650,000
Accumulated Depreciation		$ (797,000)			(797,000)
Date of Construction or Acquisition		2004
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 3,650,000
Deductions during year [Abstract]
Balance at close of year		797,000
Discontinued Operations [Member] | Chan West Village - Chanhassen, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					12,307,000
Initial Cost to Company [Abstract]
Land					5,035,000
Buildings & Improvements					14,665,000
Costs capitalized subsequent to acquisition					2,079,000
Gross amount at which carried at close of period [Abstract]
Land					5,679,000
Buildings & Improvements					16,100,000
Total		21,779,000			21,779,000
Accumulated Depreciation		$ (5,215,000)			(5,215,000)
Date of Construction or Acquisition		2003
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 21,779,000
Deductions during year [Abstract]
Balance at close of year		5,215,000
Discontinued Operations [Member] | Duluth 4615 Grand - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					544,000
Initial Cost to Company [Abstract]
Land					130,000
Buildings & Improvements					1,800,000
Costs capitalized subsequent to acquisition					156,000
Gross amount at which carried at close of period [Abstract]
Land					131,000
Buildings & Improvements					1,955,000
Total		2,086,000			2,086,000
Accumulated Depreciation		$ (499,000)			(499,000)
Date of Construction or Acquisition		2004
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 2,086,000
Deductions during year [Abstract]
Balance at close of year		499,000
Discontinued Operations [Member] | Duluth Denfeld Retail - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					1,798,000
Initial Cost to Company [Abstract]
Land					276,000
Buildings & Improvements					4,699,000
Costs capitalized subsequent to acquisition					185,000
Gross amount at which carried at close of period [Abstract]
Land					297,000
Buildings & Improvements					4,863,000
Total		5,160,000			5,160,000
Accumulated Depreciation		$ (1,380,000)			(1,380,000)
Date of Construction or Acquisition		2004
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 5,160,000
Deductions during year [Abstract]
Balance at close of year		1,380,000
Discontinued Operations [Member] | Forest Lake Auto - Forest Lake, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					0
Initial Cost to Company [Abstract]
Land					50,000
Buildings & Improvements					446,000
Costs capitalized subsequent to acquisition					13,000
Gross amount at which carried at close of period [Abstract]
Land					50,000
Buildings & Improvements					459,000
Total		509,000			509,000
Accumulated Depreciation		$ (143,000)			(143,000)
Date of Construction or Acquisition		2003
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 509,000
Deductions during year [Abstract]
Balance at close of year		143,000
Discontinued Operations [Member] | Forest Lake Westlake Center - Forest Lake, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					0
Initial Cost to Company [Abstract]
Land					2,446,000
Buildings & Improvements					5,304,000
Costs capitalized subsequent to acquisition					1,747,000
Gross amount at which carried at close of period [Abstract]
Land					2,480,000
Buildings & Improvements					7,017,000
Total		9,497,000			9,497,000
Accumulated Depreciation		$ (1,830,000)			(1,830,000)
Date of Construction or Acquisition		2003
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 9,497,000
Deductions during year [Abstract]
Balance at close of year		1,830,000
Discontinued Operations [Member] | Grand Forks Medpark Mall - Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					0
Initial Cost to Company [Abstract]
Land					681,000
Buildings & Improvements					4,808,000
Costs capitalized subsequent to acquisition					231,000
Gross amount at which carried at close of period [Abstract]
Land					722,000
Buildings & Improvements					4,998,000
Total		5,720,000			5,720,000
Accumulated Depreciation		$ (1,924,000)			(1,924,000)
Date of Construction or Acquisition		2000
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 5,720,000
Deductions during year [Abstract]
Balance at close of year		1,924,000
Discontinued Operations [Member] | Jamestown Buffalo Mall - Jamestown, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					1,717,000
Initial Cost to Company [Abstract]
Land					566,000
Buildings & Improvements					5,551,000
Costs capitalized subsequent to acquisition					2,975,000
Gross amount at which carried at close of period [Abstract]
Land					1,114,000
Buildings & Improvements					7,978,000
Total		9,092,000			9,092,000
Accumulated Depreciation		$ (1,996,000)			(1,996,000)
Date of Construction or Acquisition		2003
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 9,092,000
Deductions during year [Abstract]
Balance at close of year		1,996,000
Discontinued Operations [Member] | Jamestown Business Center - Jamestown, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					327,000
Initial Cost to Company [Abstract]
Land					297,000
Buildings & Improvements					1,023,000
Costs capitalized subsequent to acquisition					1,312,000
Gross amount at which carried at close of period [Abstract]
Land					333,000
Buildings & Improvements					2,299,000
Total		2,632,000			2,632,000
Accumulated Depreciation		$ (965,000)			(965,000)
Date of Construction or Acquisition		2003
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 2,632,000
Deductions during year [Abstract]
Balance at close of year		965,000
Discontinued Operations [Member] | Lakeville Strip Center - Lakeville, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					0
Initial Cost to Company [Abstract]
Land					46,000
Buildings & Improvements					1,142,000
Costs capitalized subsequent to acquisition					955,000
Gross amount at which carried at close of period [Abstract]
Land					94,000
Buildings & Improvements					2,049,000
Total		2,143,000			2,143,000
Accumulated Depreciation		$ (726,000)			(726,000)
Date of Construction or Acquisition		2003
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 2,143,000
Deductions during year [Abstract]
Balance at close of year		726,000
Discontinued Operations [Member] | Monticello C Store - Monticello, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					0
Initial Cost to Company [Abstract]
Land					65,000
Buildings & Improvements					770,000
Costs capitalized subsequent to acquisition					37,000
Gross amount at which carried at close of period [Abstract]
Land					97,000
Buildings & Improvements					775,000
Total		872,000			872,000
Accumulated Depreciation		$ (247,000)			(247,000)
Date of Construction or Acquisition		2003
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 872,000
Deductions during year [Abstract]
Balance at close of year		247,000
Discontinued Operations [Member] | Omaha Barnes & Noble - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					0
Initial Cost to Company [Abstract]
Land					600,000
Buildings & Improvements					3,099,000
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					600,000
Buildings & Improvements					3,099,000
Total		3,699,000			3,699,000
Accumulated Depreciation		$ (1,511,000)			(1,511,000)
Date of Construction or Acquisition		1995
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 3,699,000
Deductions during year [Abstract]
Balance at close of year		1,511,000
Discontinued Operations [Member] | Pine City C-Store - Pine City, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					0
Initial Cost to Company [Abstract]
Land					83,000
Buildings & Improvements					357,000
Costs capitalized subsequent to acquisition					12,000
Gross amount at which carried at close of period [Abstract]
Land					83,000
Buildings & Improvements					369,000
Total		452,000			452,000
Accumulated Depreciation		$ (118,000)			(118,000)
Date of Construction or Acquisition		2003
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 452,000
Deductions during year [Abstract]
Balance at close of year		118,000
Discontinued Operations [Member] | Pine City Evergreen Square - Pine City, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					0
Initial Cost to Company [Abstract]
Land					154,000
Buildings & Improvements					2,646,000
Costs capitalized subsequent to acquisition					1,334,000
Gross amount at which carried at close of period [Abstract]
Land					385,000
Buildings & Improvements					3,749,000
Total		4,134,000			4,134,000
Accumulated Depreciation		$ (1,104,000)			(1,104,000)
Date of Construction or Acquisition		2003
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 4,134,000
Deductions during year [Abstract]
Balance at close of year		1,104,000
Discontinued Operations [Member] | Rochester Maplewood Square - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					6,325,000
Initial Cost to Company [Abstract]
Land					3,275,000
Buildings & Improvements					8,610,000
Costs capitalized subsequent to acquisition					2,155,000
Gross amount at which carried at close of period [Abstract]
Land					3,652,000
Buildings & Improvements					10,388,000
Total		14,040,000			14,040,000
Accumulated Depreciation		$ (3,936,000)			(3,936,000)
Date of Construction or Acquisition		1999
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 14,040,000
Deductions during year [Abstract]
Balance at close of year		3,936,000
Discontinued Operations [Member] | St. Cloud Westgate - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					0
Initial Cost to Company [Abstract]
Land					885,000
Buildings & Improvements					5,535,000
Costs capitalized subsequent to acquisition					1,396,000
Gross amount at which carried at close of period [Abstract]
Land					1,002,000
Buildings & Improvements					6,814,000
Total		7,816,000			7,816,000
Accumulated Depreciation		$ (1,827,000)			(1,827,000)
Date of Construction or Acquisition		2004
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 7,816,000
Deductions during year [Abstract]
Balance at close of year		1,827,000
Wholly Owned Properties [Member]
Gross amount at which carried at close of period [Abstract]
Total		1,450,216,000	$ 1,450,216,000	$ 1,303,393,000	1,546,367,000	1,450,216,000	1,435,574,000
Accumulated Depreciation		(302,405,000)	(302,405,000)	(258,809,000)	(313,308,000)	(302,405,000)	(289,624,000)
Reconciliations of total real estate carrying value [Abstract]
Balance at beginning of year		1,450,216,000	1,435,574,000	1,303,393,000
Improvements and Other		22,665,000	24,619,000	27,037,000
Total Additions		1,668,218,000	1,562,315,000	1,462,551,000
Cost of real estate sold		(15,719,000)	(85,030,000)	(21,953,000)
Impairment charge		(1,566,000)	(8,322,000)	(305,000)
Write down of asset and accumulated depreciation on impaired assets		(881,000)	(6,291,000)	0
Transfers		(97,824,000)	(10,307,000)	(1,893,000)
Other	[3]	(5,861,000)	(2,149,000)	(2,826,000)
Balance at close of year		1,546,367,000	1,450,216,000	1,435,574,000
Reconciliations of accumulated depreciation/amortization [Abstract]
Balance at beginning of year		302,405,000	289,624,000	258,809,000
Additions during year [Abstract]
Provisions for depreciation		45,498,000	40,450,000	40,032,000
Deductions during year [Abstract]
Accumulated depreciation on real estate sold		(29,463,000)	(19,413,000)	(6,444,000)
Write down of asset and accumulated depreciation on impaired assets		(881,000)	(6,291,000)	0
Other	[3]	(4,251,000)	(1,965,000)	(2,773,000)
Balance at close of year		313,308,000	302,405,000	289,624,000
Development in Progress [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					11,789,000
Buildings & Improvements					125,872,000
Costs capitalized subsequent to acquisition					16,333,000
Gross amount at which carried at close of period [Abstract]
Land					11,789,000
Buildings & Improvements					142,205,000
Total		153,994,000	104,609,000	27,599,000	153,994,000	104,609,000	46,782,000
Accumulated Depreciation		0			0
Reconciliations of total real estate carrying value [Abstract]
Balance at beginning of year		104,609,000	46,782,000	27,599,000
Acquisitions		12,647,000	2,079,000	9,177,000
Improvements and Other		189,306,000	123,240,000	52,970,000
Involuntary conversion		0	(7,052,000)	0
Transfers		7,015,000	2,870,000	0
Development placed in service	[4]	(159,578,000)	(63,210,000)	(42,964,000)
Other	[5]	(5,000)	(100,000)	0
Balance at close of year		153,994,000	104,609,000	46,782,000
Deductions during year [Abstract]
Balance at close of year		0
Development in Progress [Member] | 71 France - Edina, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					4,721,000
Buildings & Improvements					27,655,000
Costs capitalized subsequent to acquisition					2,761,000
Gross amount at which carried at close of period [Abstract]
Land					4,721,000
Buildings & Improvements					30,416,000
Total		35,137,000			35,137,000
Accumulated Depreciation		$ 0			0
Date of Construction or Acquisition		2014
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 35,137,000
Deductions during year [Abstract]
Balance at close of year		0
Development in Progress [Member] | Cardinal Point - Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					1,600,000
Buildings & Improvements					21,455,000
Costs capitalized subsequent to acquisition					3,395,000
Gross amount at which carried at close of period [Abstract]
Land					1,600,000
Buildings & Improvements					24,850,000
Total		26,450,000			26,450,000
Accumulated Depreciation		$ 0			0
Date of Construction or Acquisition		2013
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 26,450,000
Deductions during year [Abstract]
Balance at close of year		0
Development in Progress [Member] | Chateau II - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					240,000
Buildings & Improvements					12,080,000
Costs capitalized subsequent to acquisition					809,000
Gross amount at which carried at close of period [Abstract]
Land					240,000
Buildings & Improvements					12,889,000
Total		13,129,000			13,129,000
Accumulated Depreciation		$ 0			0
Date of Construction or Acquisition		2013
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 13,129,000
Deductions during year [Abstract]
Balance at close of year		0
Development in Progress [Member] | Deer Ridge - Jamestown, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					711,000
Buildings & Improvements					13,580,000
Costs capitalized subsequent to acquisition					1,064,000
Gross amount at which carried at close of period [Abstract]
Land					711,000
Buildings & Improvements					14,644,000
Total		15,355,000			15,355,000
Accumulated Depreciation		$ 0			0
Date of Construction or Acquisition		2013
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 15,355,000
Deductions during year [Abstract]
Balance at close of year		0
Development in Progress [Member] | Edina 6565 France SMC III - Edina, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					0
Buildings & Improvements					20,799,000
Costs capitalized subsequent to acquisition					1,750,000
Gross amount at which carried at close of period [Abstract]
Land					0
Buildings & Improvements					22,549,000
Total		22,549,000			22,549,000
Accumulated Depreciation		$ 0			0
Date of Construction or Acquisition		2014
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 22,549,000
Deductions during year [Abstract]
Balance at close of year		0
Development in Progress [Member] | Minot Southgate Retail - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					889,000
Buildings & Improvements					1,199,000
Costs capitalized subsequent to acquisition					76,000
Gross amount at which carried at close of period [Abstract]
Land					889,000
Buildings & Improvements					1,275,000
Total		2,164,000			2,164,000
Accumulated Depreciation		$ 0			0
Date of Construction or Acquisition		2014
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 2,164,000
Deductions during year [Abstract]
Balance at close of year		0
Development in Progress [Member] | Other [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					402,000
Buildings & Improvements					3,233,000
Costs capitalized subsequent to acquisition					2,983,000
Gross amount at which carried at close of period [Abstract]
Land					402,000
Buildings & Improvements					6,216,000
Total		6,618,000			6,618,000
Accumulated Depreciation		0			0
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		6,618,000
Deductions during year [Abstract]
Balance at close of year		0
Development in Progress [Member] | PrairieCare Medical - Brooklyn Park, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					2,610,000
Buildings & Improvements					14,715,000
Costs capitalized subsequent to acquisition					2,132,000
Gross amount at which carried at close of period [Abstract]
Land					2,610,000
Buildings & Improvements					16,847,000
Total		19,457,000			19,457,000
Accumulated Depreciation		$ 0			0
Date of Construction or Acquisition		2014
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 19,457,000
Deductions during year [Abstract]
Balance at close of year		0
Development in Progress [Member] | Renaissance Heights - Williston ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					616,000
Buildings & Improvements					11,156,000
Costs capitalized subsequent to acquisition					1,363,000
Gross amount at which carried at close of period [Abstract]
Land					616,000
Buildings & Improvements					12,519,000
Total		13,135,000			13,135,000
Accumulated Depreciation		$ 0			0
Date of Construction or Acquisition		2013
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 13,135,000
Deductions during year [Abstract]
Balance at close of year		0
Unimproved Land [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					23,564,000
Buildings & Improvements					0
Costs capitalized subsequent to acquisition					2,263,000
Gross amount at which carried at close of period [Abstract]
Land					25,827,000
Buildings & Improvements					0
Total		25,827,000	21,503,000	21,503,000	25,827,000	$ 22,864,000	$ 21,503,000
Accumulated Depreciation		0			0
Reconciliations of total real estate carrying value [Abstract]
Balance at beginning of year		22,864,000	21,503,000	10,990,000
Acquisitions		10,487,000	3,022,000	13,329,000
Improvements and Other		1,533,000	1,209,000	854,000
Cost of real estate sold		(670,000)	0	0
Impairment charge		(1,293,000)	0	0
Transfers		(79,000)	0	0
Balance at close of year		25,827,000	22,864,000	21,503,000
Deductions during year [Abstract]
Balance at close of year		0
Unimproved Land [Member] | Legends at Heritage Place - Sartell, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					537,000
Buildings & Improvements					0
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					537,000
Buildings & Improvements					0
Total		537,000			537,000
Accumulated Depreciation		$ 0			0
Date of Construction or Acquisition		2013
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 537,000
Deductions during year [Abstract]
Balance at close of year		0
Unimproved Land [Member] | Spring Creek Fruitland - Fruitland, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					339,000
Buildings & Improvements					0
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					339,000
Buildings & Improvements					0
Total		339,000			339,000
Accumulated Depreciation		$ 0			0
Date of Construction or Acquisition		2014
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 339,000
Deductions during year [Abstract]
Balance at close of year		0
Unimproved Land [Member] | Badger Hills - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					1,050,000
Buildings & Improvements					0
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					1,050,000
Buildings & Improvements					0
Total		1,050,000			1,050,000
Accumulated Depreciation		$ 0			0
Date of Construction or Acquisition		2012
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,050,000
Deductions during year [Abstract]
Balance at close of year		0
Unimproved Land [Member] | Bismarck 4916 - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					3,250,000
Buildings & Improvements					0
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					3,250,000
Buildings & Improvements					0
Total		3,250,000			3,250,000
Accumulated Depreciation		$ 0			0
Date of Construction or Acquisition		2013
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 3,250,000
Deductions during year [Abstract]
Balance at close of year		0
Unimproved Land [Member] | Bismarck 700 E Main - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					314,000
Buildings & Improvements					0
Costs capitalized subsequent to acquisition					565,000
Gross amount at which carried at close of period [Abstract]
Land					879,000
Buildings & Improvements					0
Total		879,000			879,000
Accumulated Depreciation		$ 0			0
Date of Construction or Acquisition		2008
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 879,000
Deductions during year [Abstract]
Balance at close of year		0
Unimproved Land [Member] | Creekside Crossing - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					4,286,000
Buildings & Improvements					0
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					4,286,000
Buildings & Improvements					0
Total		4,286,000			4,286,000
Accumulated Depreciation		$ 0			0
Date of Construction or Acquisition		2014
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 4,286,000
Deductions during year [Abstract]
Balance at close of year		0
Unimproved Land [Member] | Georgetown Square - Grand Chute, WI [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					1,860,000
Buildings & Improvements					0
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					1,860,000
Buildings & Improvements					0
Total		1,860,000			1,860,000
Accumulated Depreciation		$ 0			0
Date of Construction or Acquisition		2006
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,860,000
Deductions during year [Abstract]
Balance at close of year		0
Unimproved Land [Member] | Grand Forks Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					4,278,000
Buildings & Improvements					0
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					4,278,000
Buildings & Improvements					0
Total		4,278,000			4,278,000
Accumulated Depreciation		$ 0			0
Date of Construction or Acquisition		2012
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 4,278,000
Deductions during year [Abstract]
Balance at close of year		0
Unimproved Land [Member] | Isanti Unimproved - Isanti, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					58,000
Buildings & Improvements					0
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					58,000
Buildings & Improvements					0
Total		58,000			58,000
Accumulated Depreciation		$ 0			0
Date of Construction or Acquisition		2014
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 58,000
Deductions during year [Abstract]
Balance at close of year		0
Unimproved Land [Member] | Minot 1525 24th Ave SW - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					1,262,000
Buildings & Improvements					0
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					1,262,000
Buildings & Improvements					0
Total		1,262,000			1,262,000
Accumulated Depreciation		$ 0			0
Date of Construction or Acquisition		2014
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,262,000
Deductions during year [Abstract]
Balance at close of year		0
Unimproved Land [Member] | Monticello - Monticello, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					115,000
Buildings & Improvements					0
Costs capitalized subsequent to acquisition					3,000
Gross amount at which carried at close of period [Abstract]
Land					118,000
Buildings & Improvements					0
Total		118,000			118,000
Accumulated Depreciation		$ 0			0
Date of Construction or Acquisition		2006
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 118,000
Deductions during year [Abstract]
Balance at close of year		0
Unimproved Land [Member] | Monticello 7th Addition - Monticello, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					1,734,000
Buildings & Improvements					0
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					1,734,000
Buildings & Improvements					0
Total		1,734,000			1,734,000
Accumulated Depreciation		$ 0			0
Date of Construction or Acquisition		2014
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,734,000
Deductions during year [Abstract]
Balance at close of year		0
Unimproved Land [Member] | Rapid City Unimproved- Rapid City, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					1,376,000
Buildings & Improvements					0
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					1,376,000
Buildings & Improvements					0
Total		1,376,000			1,376,000
Accumulated Depreciation		$ 0			0
Date of Construction or Acquisition		2014
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,376,000
Deductions during year [Abstract]
Balance at close of year		0
Unimproved Land [Member] | Renaissance Heights - Williston ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					2,229,000
Buildings & Improvements					0
Costs capitalized subsequent to acquisition					1,581,000
Gross amount at which carried at close of period [Abstract]
Land					3,810,000
Buildings & Improvements					0
Total		3,810,000			3,810,000
Accumulated Depreciation		$ 0			0
Date of Construction or Acquisition		2012
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 3,810,000
Deductions during year [Abstract]
Balance at close of year		0
Unimproved Land [Member] | River Falls - River Falls, WI [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					176,000
Buildings & Improvements					0
Costs capitalized subsequent to acquisition					5,000
Gross amount at which carried at close of period [Abstract]
Land					181,000
Buildings & Improvements					0
Total		181,000			181,000
Accumulated Depreciation		$ 0			0
Date of Construction or Acquisition		2003
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 181,000
Deductions during year [Abstract]
Balance at close of year		0
Unimproved Land [Member] | TCA - Eagan, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					325,000
Buildings & Improvements					0
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					325,000
Buildings & Improvements					0
Total		325,000			325,000
Accumulated Depreciation		$ 0			0
Date of Construction or Acquisition		2006
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 325,000
Deductions during year [Abstract]
Balance at close of year		0
Unimproved Land [Member] | Urbandale - Urbandale, IA [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					5,000
Buildings & Improvements					0
Costs capitalized subsequent to acquisition					109,000
Gross amount at which carried at close of period [Abstract]
Land					114,000
Buildings & Improvements					0
Total		114,000			114,000
Accumulated Depreciation		$ 0			0
Date of Construction or Acquisition		2009
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 114,000
Deductions during year [Abstract]
Balance at close of year		0
Unimproved Land [Member] | Weston - Weston, WI [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					370,000
Buildings & Improvements					0
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					370,000
Buildings & Improvements					0
Total		370,000			370,000
Accumulated Depreciation		$ 0			0
Date of Construction or Acquisition		2006
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 370,000
Deductions during year [Abstract]
Balance at close of year		0
Unimproved Land Moved to Development in Progress [Member]
Reconciliations of total real estate carrying value [Abstract]
Transfers		(7,015,000)	(2,870,000)	(3,670,000)
Multi-Family Residential [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				423,385,000
Initial Cost to Company [Abstract]
Land					65,410,000
Buildings & Improvements					746,299,000
Costs capitalized subsequent to acquisition					134,811,000
Gross amount at which carried at close of period [Abstract]
Land					81,919,000
Buildings & Improvements					864,601,000
Total		946,520,000			946,520,000
Accumulated Depreciation		(180,414,000)			(180,414,000)
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		946,520,000
Deductions during year [Abstract]
Balance at close of year		180,414,000
Multi-Family Residential [Member] | 11th Street 3 Plex - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				84,000
Initial Cost to Company [Abstract]
Land					11,000
Buildings & Improvements					53,000
Costs capitalized subsequent to acquisition					19,000
Gross amount at which carried at close of period [Abstract]
Land					20,000
Buildings & Improvements					63,000
Total		83,000			83,000
Accumulated Depreciation		$ (12,000)			(12,000)
Date of Construction or Acquisition		2008
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 83,000
Deductions during year [Abstract]
Balance at close of year		12,000
Multi-Family Residential [Member] | 4th Street 4 Plex - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				98,000
Initial Cost to Company [Abstract]
Land					15,000
Buildings & Improvements					74,000
Costs capitalized subsequent to acquisition					34,000
Gross amount at which carried at close of period [Abstract]
Land					23,000
Buildings & Improvements					100,000
Total		123,000			123,000
Accumulated Depreciation		$ (19,000)			(19,000)
Date of Construction or Acquisition		2008
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 123,000
Deductions during year [Abstract]
Balance at close of year		19,000
Multi-Family Residential [Member] | Alps Park - Rapid City, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				3,934,000
Initial Cost to Company [Abstract]
Land					287,000
Buildings & Improvements					5,551,000
Costs capitalized subsequent to acquisition					165,000
Gross amount at which carried at close of period [Abstract]
Land					293,000
Buildings & Improvements					5,710,000
Total		6,003,000			6,003,000
Accumulated Depreciation		$ (299,000)			(299,000)
Date of Construction or Acquisition		2013
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 6,003,000
Deductions during year [Abstract]
Balance at close of year		299,000
Multi-Family Residential [Member] | Apartments on Main - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				642,000
Initial Cost to Company [Abstract]
Land					158,000
Buildings & Improvements					1,123,000
Costs capitalized subsequent to acquisition					53,000
Gross amount at which carried at close of period [Abstract]
Land					193,000
Buildings & Improvements					1,141,000
Total		1,334,000			1,334,000
Accumulated Depreciation		$ (235,000)			(235,000)
Date of Construction or Acquisition		1987
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,334,000
Deductions during year [Abstract]
Balance at close of year		$ 235,000
Multi-Family Residential [Member] | Apartments on Main - Minot, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed		24 years
Multi-Family Residential [Member] | Apartments on Main - Minot, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed		40 years
Multi-Family Residential [Member] | Arbors - S Sioux City, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				3,840,000
Initial Cost to Company [Abstract]
Land					350,000
Buildings & Improvements					6,625,000
Costs capitalized subsequent to acquisition					1,923,000
Gross amount at which carried at close of period [Abstract]
Land					980,000
Buildings & Improvements					7,918,000
Total		$ 8,898,000			8,898,000
Accumulated Depreciation		$ (2,115,000)			(2,115,000)
Date of Construction or Acquisition		2006
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 8,898,000
Deductions during year [Abstract]
Balance at close of year		2,115,000
Multi-Family Residential [Member] | Arcata - Golden Valley, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					2,088,000
Buildings & Improvements					29,640,000
Costs capitalized subsequent to acquisition					95,000
Gross amount at which carried at close of period [Abstract]
Land					2,088,000
Buildings & Improvements					29,735,000
Total		31,823,000			31,823,000
Accumulated Depreciation		$ (380,000)			(380,000)
Date of Construction or Acquisition		2013
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 31,823,000
Deductions during year [Abstract]
Balance at close of year		380,000
Multi-Family Residential [Member] | Ashland - Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				5,517,000
Initial Cost to Company [Abstract]
Land					741,000
Buildings & Improvements					7,569,000
Costs capitalized subsequent to acquisition					163,000
Gross amount at which carried at close of period [Abstract]
Land					774,000
Buildings & Improvements					7,699,000
Total		8,473,000			8,473,000
Accumulated Depreciation		$ (678,000)			(678,000)
Date of Construction or Acquisition		2012
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 8,473,000
Deductions during year [Abstract]
Balance at close of year		678,000
Multi-Family Residential [Member] | Boulder Court - Eagan, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				2,736,000
Initial Cost to Company [Abstract]
Land					1,067,000
Buildings & Improvements					5,498,000
Costs capitalized subsequent to acquisition					3,005,000
Gross amount at which carried at close of period [Abstract]
Land					1,324,000
Buildings & Improvements					8,246,000
Total		9,570,000			9,570,000
Accumulated Depreciation		$ (2,539,000)			(2,539,000)
Date of Construction or Acquisition		2003
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 9,570,000
Deductions during year [Abstract]
Balance at close of year		2,539,000
Multi-Family Residential [Member] | Brookfield Village - Topeka, KS [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				5,216,000
Initial Cost to Company [Abstract]
Land					509,000
Buildings & Improvements					6,698,000
Costs capitalized subsequent to acquisition					1,539,000
Gross amount at which carried at close of period [Abstract]
Land					756,000
Buildings & Improvements					7,990,000
Total		8,746,000			8,746,000
Accumulated Depreciation		$ (2,348,000)			(2,348,000)
Date of Construction or Acquisition		2003
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 8,746,000
Deductions during year [Abstract]
Balance at close of year		2,348,000
Multi-Family Residential [Member] | Brooklyn Heights - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				694,000
Initial Cost to Company [Abstract]
Land					145,000
Buildings & Improvements					1,450,000
Costs capitalized subsequent to acquisition					879,000
Gross amount at which carried at close of period [Abstract]
Land					219,000
Buildings & Improvements					2,255,000
Total		2,474,000			2,474,000
Accumulated Depreciation		$ (949,000)			(949,000)
Date of Construction or Acquisition		1997
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 2,474,000
Deductions during year [Abstract]
Balance at close of year		$ 949,000
Multi-Family Residential [Member] | Brooklyn Heights - Minot, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed		12 years
Multi-Family Residential [Member] | Brooklyn Heights - Minot, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed		40 years
Multi-Family Residential [Member] | Campus Center - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				1,127,000
Initial Cost to Company [Abstract]
Land					395,000
Buildings & Improvements					2,244,000
Costs capitalized subsequent to acquisition					243,000
Gross amount at which carried at close of period [Abstract]
Land					407,000
Buildings & Improvements					2,475,000
Total		$ 2,882,000			2,882,000
Accumulated Depreciation		$ (534,000)			(534,000)
Date of Construction or Acquisition		2007
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 2,882,000
Deductions during year [Abstract]
Balance at close of year		534,000
Multi-Family Residential [Member] | Campus Heights - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					110,000
Buildings & Improvements					628,000
Costs capitalized subsequent to acquisition					157,000
Gross amount at which carried at close of period [Abstract]
Land					124,000
Buildings & Improvements					771,000
Total		895,000			895,000
Accumulated Depreciation		$ (163,000)			(163,000)
Date of Construction or Acquisition		2007
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 895,000
Deductions during year [Abstract]
Balance at close of year		163,000
Multi-Family Residential [Member] | Campus Knoll - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				752,000
Initial Cost to Company [Abstract]
Land					266,000
Buildings & Improvements					1,512,000
Costs capitalized subsequent to acquisition					180,000
Gross amount at which carried at close of period [Abstract]
Land					305,000
Buildings & Improvements					1,653,000
Total		1,958,000			1,958,000
Accumulated Depreciation		$ (364,000)			(364,000)
Date of Construction or Acquisition		2007
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,958,000
Deductions during year [Abstract]
Balance at close of year		364,000
Multi-Family Residential [Member] | Campus Plaza - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					54,000
Buildings & Improvements					311,000
Costs capitalized subsequent to acquisition					85,000
Gross amount at which carried at close of period [Abstract]
Land					60,000
Buildings & Improvements					390,000
Total		450,000			450,000
Accumulated Depreciation		$ (87,000)			(87,000)
Date of Construction or Acquisition		2007
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 450,000
Deductions during year [Abstract]
Balance at close of year		87,000
Multi-Family Residential [Member] | Campus Side - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					107,000
Buildings & Improvements					615,000
Costs capitalized subsequent to acquisition					161,000
Gross amount at which carried at close of period [Abstract]
Land					118,000
Buildings & Improvements					765,000
Total		883,000			883,000
Accumulated Depreciation		$ (170,000)			(170,000)
Date of Construction or Acquisition		2007
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 883,000
Deductions during year [Abstract]
Balance at close of year		170,000
Multi-Family Residential [Member] | Campus View - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					107,000
Buildings & Improvements					615,000
Costs capitalized subsequent to acquisition					156,000
Gross amount at which carried at close of period [Abstract]
Land					113,000
Buildings & Improvements					765,000
Total		878,000			878,000
Accumulated Depreciation		$ (164,000)			(164,000)
Date of Construction or Acquisition		2007
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 878,000
Deductions during year [Abstract]
Balance at close of year		164,000
Multi-Family Residential [Member] | Canyon Lake - Rapid City, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				2,843,000
Initial Cost to Company [Abstract]
Land					305,000
Buildings & Improvements					3,958,000
Costs capitalized subsequent to acquisition					1,652,000
Gross amount at which carried at close of period [Abstract]
Land					376,000
Buildings & Improvements					5,539,000
Total		5,915,000			5,915,000
Accumulated Depreciation		$ (1,739,000)			(1,739,000)
Date of Construction or Acquisition		2001
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 5,915,000
Deductions during year [Abstract]
Balance at close of year		1,739,000
Multi-Family Residential [Member] | Castlerock - Billings, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				6,574,000
Initial Cost to Company [Abstract]
Land					736,000
Buildings & Improvements					4,864,000
Costs capitalized subsequent to acquisition					2,165,000
Gross amount at which carried at close of period [Abstract]
Land					994,000
Buildings & Improvements					6,771,000
Total		7,765,000			7,765,000
Accumulated Depreciation		$ (2,726,000)			(2,726,000)
Date of Construction or Acquisition		1998
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 7,765,000
Deductions during year [Abstract]
Balance at close of year		2,726,000
Multi-Family Residential [Member] | Chateau I - Minot ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					61,000
Buildings & Improvements					5,663,000
Costs capitalized subsequent to acquisition					683,000
Gross amount at which carried at close of period [Abstract]
Land					71,000
Buildings & Improvements					6,336,000
Total		6,407,000			6,407,000
Accumulated Depreciation		$ (786,000)			(786,000)
Date of Construction or Acquisition		2013
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 6,407,000
Deductions during year [Abstract]
Balance at close of year		786,000
Multi-Family Residential [Member] | Cimarron Hills - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				4,729,000
Initial Cost to Company [Abstract]
Land					706,000
Buildings & Improvements					9,588,000
Costs capitalized subsequent to acquisition					4,346,000
Gross amount at which carried at close of period [Abstract]
Land					1,334,000
Buildings & Improvements					13,306,000
Total		14,640,000			14,640,000
Accumulated Depreciation		$ (4,723,000)			(4,723,000)
Date of Construction or Acquisition		2001
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 14,640,000
Deductions during year [Abstract]
Balance at close of year		4,723,000
Multi-Family Residential [Member] | Colonial Villa - Burnsville, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				5,473,000
Initial Cost to Company [Abstract]
Land					2,401,000
Buildings & Improvements					11,515,000
Costs capitalized subsequent to acquisition					7,471,000
Gross amount at which carried at close of period [Abstract]
Land					2,844,000
Buildings & Improvements					18,543,000
Total		21,387,000			21,387,000
Accumulated Depreciation		$ (5,255,000)			(5,255,000)
Date of Construction or Acquisition		2003
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 21,387,000
Deductions during year [Abstract]
Balance at close of year		5,255,000
Multi-Family Residential [Member] | Colony - Lincoln, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				13,303,000
Initial Cost to Company [Abstract]
Land					1,515,000
Buildings & Improvements					15,730,000
Costs capitalized subsequent to acquisition					671,000
Gross amount at which carried at close of period [Abstract]
Land					1,574,000
Buildings & Improvements					16,342,000
Total		17,916,000			17,916,000
Accumulated Depreciation		$ (1,316,000)			(1,316,000)
Date of Construction or Acquisition		2012
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 17,916,000
Deductions during year [Abstract]
Balance at close of year		1,316,000
Multi-Family Residential [Member] | Colton Heights - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				391,000
Initial Cost to Company [Abstract]
Land					80,000
Buildings & Improvements					672,000
Costs capitalized subsequent to acquisition					421,000
Gross amount at which carried at close of period [Abstract]
Land					123,000
Buildings & Improvements					1,050,000
Total		1,173,000			1,173,000
Accumulated Depreciation		$ (769,000)			(769,000)
Date of Construction or Acquisition		1984
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,173,000
Deductions during year [Abstract]
Balance at close of year		769,000
Multi-Family Residential [Member] | Commons at Southgate - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					3,691,000
Buildings & Improvements					31,351,000
Costs capitalized subsequent to acquisition					580,000
Gross amount at which carried at close of period [Abstract]
Land					3,703,000
Buildings & Improvements					31,919,000
Total		35,622,000			35,622,000
Accumulated Depreciation		$ (993,000)			(993,000)
Date of Construction or Acquisition		2013
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 35,622,000
Deductions during year [Abstract]
Balance at close of year		993,000
Multi-Family Residential [Member] | Cornerstone - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					54,000
Buildings & Improvements					311,000
Costs capitalized subsequent to acquisition					88,000
Gross amount at which carried at close of period [Abstract]
Land					57,000
Buildings & Improvements					396,000
Total		453,000			453,000
Accumulated Depreciation		$ (89,000)			(89,000)
Date of Construction or Acquisition		2007
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 453,000
Deductions during year [Abstract]
Balance at close of year		89,000
Multi-Family Residential [Member] | Cottage West Twin Homes - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				3,586,000
Initial Cost to Company [Abstract]
Land					968,000
Buildings & Improvements					3,762,000
Costs capitalized subsequent to acquisition					432,000
Gross amount at which carried at close of period [Abstract]
Land					1,022,000
Buildings & Improvements					4,140,000
Total		5,162,000			5,162,000
Accumulated Depreciation		$ (378,000)			(378,000)
Date of Construction or Acquisition		2011
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 5,162,000
Deductions during year [Abstract]
Balance at close of year		378,000
Multi-Family Residential [Member] | Cottonwood - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				15,586,000
Initial Cost to Company [Abstract]
Land					1,056,000
Buildings & Improvements					17,372,000
Costs capitalized subsequent to acquisition					3,294,000
Gross amount at which carried at close of period [Abstract]
Land					1,383,000
Buildings & Improvements					20,339,000
Total		21,722,000			21,722,000
Accumulated Depreciation		$ (6,904,000)			(6,904,000)
Date of Construction or Acquisition		1997
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 21,722,000
Deductions during year [Abstract]
Balance at close of year		6,904,000
Multi-Family Residential [Member] | Country Meadows - Billings, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				6,560,000
Initial Cost to Company [Abstract]
Land					491,000
Buildings & Improvements					7,809,000
Costs capitalized subsequent to acquisition					1,486,000
Gross amount at which carried at close of period [Abstract]
Land					538,000
Buildings & Improvements					9,248,000
Total		9,786,000			9,786,000
Accumulated Depreciation		$ (3,797,000)			(3,797,000)
Date of Construction or Acquisition		1995
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 9,786,000
Deductions during year [Abstract]
Balance at close of year		$ 3,797,000
Multi-Family Residential [Member] | Country Meadows - Billings, MT [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed		33 years
Multi-Family Residential [Member] | Country Meadows - Billings, MT [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed		40 years
Multi-Family Residential [Member] | Crestview - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				3,839,000
Initial Cost to Company [Abstract]
Land					235,000
Buildings & Improvements					4,290,000
Costs capitalized subsequent to acquisition					1,682,000
Gross amount at which carried at close of period [Abstract]
Land					515,000
Buildings & Improvements					5,692,000
Total		$ 6,207,000			6,207,000
Accumulated Depreciation		$ (2,915,000)			(2,915,000)
Date of Construction or Acquisition		1994
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 6,207,000
Deductions during year [Abstract]
Balance at close of year		$ 2,915,000
Multi-Family Residential [Member] | Crestview - Bismarck, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed		24 years
Multi-Family Residential [Member] | Crestview - Bismarck, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed		40 years
Multi-Family Residential [Member] | Crown - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				2,571,000
Initial Cost to Company [Abstract]
Land					261,000
Buildings & Improvements					3,289,000
Costs capitalized subsequent to acquisition					246,000
Gross amount at which carried at close of period [Abstract]
Land					269,000
Buildings & Improvements					3,527,000
Total		$ 3,796,000			3,796,000
Accumulated Depreciation		$ (470,000)			(470,000)
Date of Construction or Acquisition		2010
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 3,796,000
Deductions during year [Abstract]
Balance at close of year		470,000
Multi-Family Residential [Member] | Crown Colony - Topeka, KS [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				8,081,000
Initial Cost to Company [Abstract]
Land					620,000
Buildings & Improvements					9,956,000
Costs capitalized subsequent to acquisition					2,388,000
Gross amount at which carried at close of period [Abstract]
Land					898,000
Buildings & Improvements					12,066,000
Total		12,964,000			12,964,000
Accumulated Depreciation		$ (4,531,000)			(4,531,000)
Date of Construction or Acquisition		1999
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 12,964,000
Deductions during year [Abstract]
Balance at close of year		4,531,000
Multi-Family Residential [Member] | Cypress Court - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				13,150,000
Initial Cost to Company [Abstract]
Land					1,583,000
Buildings & Improvements					18,874,000
Costs capitalized subsequent to acquisition					148,000
Gross amount at which carried at close of period [Abstract]
Land					1,583,000
Buildings & Improvements					19,022,000
Total		20,605,000			20,605,000
Accumulated Depreciation		$ (652,000)			(652,000)
Date of Construction or Acquisition		2012
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 20,605,000
Deductions during year [Abstract]
Balance at close of year		652,000
Multi-Family Residential [Member] | Dakota Commons - Williston, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1],[6]				0
Initial Cost to Company [Abstract]
Land	[6]				823,000
Buildings & Improvements	[6]				9,596,000
Costs capitalized subsequent to acquisition	[6]				25,000
Gross amount at which carried at close of period [Abstract]
Land	[6]				824,000
Buildings & Improvements	[6]				9,620,000
Total	[6]	10,444,000			10,444,000
Accumulated Depreciation	[6]	$ (236,000)			(236,000)
Date of Construction or Acquisition	[6]	2012
Life on which depreciation in latest income statement is computed	[6]	40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year	[6]	$ 10,444,000
Deductions during year [Abstract]
Balance at close of year	[6]	236,000
Multi-Family Residential [Member] | Evergreen - Isanti, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				1,986,000
Initial Cost to Company [Abstract]
Land					380,000
Buildings & Improvements					2,740,000
Costs capitalized subsequent to acquisition					116,000
Gross amount at which carried at close of period [Abstract]
Land					385,000
Buildings & Improvements					2,851,000
Total		3,236,000			3,236,000
Accumulated Depreciation		$ (474,000)			(474,000)
Date of Construction or Acquisition		2008
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 3,236,000
Deductions during year [Abstract]
Balance at close of year		474,000
Multi-Family Residential [Member] | Evergreen II - Isanti, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				2,066,000
Initial Cost to Company [Abstract]
Land					691,000
Buildings & Improvements					2,784,000
Costs capitalized subsequent to acquisition					55,000
Gross amount at which carried at close of period [Abstract]
Land					698,000
Buildings & Improvements					2,832,000
Total		3,530,000			3,530,000
Accumulated Depreciation		$ (277,000)			(277,000)
Date of Construction or Acquisition		2011
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 3,530,000
Deductions during year [Abstract]
Balance at close of year		277,000
Multi-Family Residential [Member] | Fairmont - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				332,000
Initial Cost to Company [Abstract]
Land					28,000
Buildings & Improvements					337,000
Costs capitalized subsequent to acquisition					117,000
Gross amount at which carried at close of period [Abstract]
Land					55,000
Buildings & Improvements					427,000
Total		482,000			482,000
Accumulated Depreciation		$ (76,000)			(76,000)
Date of Construction or Acquisition		2008
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 482,000
Deductions during year [Abstract]
Balance at close of year		76,000
Multi-Family Residential [Member] | First Avenue - Minot ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					0
Buildings & Improvements					3,046,000
Costs capitalized subsequent to acquisition					11,000
Gross amount at which carried at close of period [Abstract]
Land					0
Buildings & Improvements					3,057,000
Total		3,057,000			3,057,000
Accumulated Depreciation		$ (155,000)			(155,000)
Date of Construction or Acquisition		2013
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 3,057,000
Deductions during year [Abstract]
Balance at close of year		155,000
Multi-Family Residential [Member] | Forest Park - Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				7,560,000
Initial Cost to Company [Abstract]
Land					810,000
Buildings & Improvements					5,579,000
Costs capitalized subsequent to acquisition					7,407,000
Gross amount at which carried at close of period [Abstract]
Land					1,426,000
Buildings & Improvements					12,370,000
Total		13,796,000			13,796,000
Accumulated Depreciation		$ (5,333,000)			(5,333,000)
Date of Construction or Acquisition		1993
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 13,796,000
Deductions during year [Abstract]
Balance at close of year		$ 5,333,000
Multi-Family Residential [Member] | Forest Park - Grand Forks, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed		24 years
Multi-Family Residential [Member] | Forest Park - Grand Forks, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed		40 years
Multi-Family Residential [Member] | Gables Townhomes - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				1,452,000
Initial Cost to Company [Abstract]
Land					349,000
Buildings & Improvements					1,921,000
Costs capitalized subsequent to acquisition					173,000
Gross amount at which carried at close of period [Abstract]
Land					374,000
Buildings & Improvements					2,069,000
Total		$ 2,443,000			2,443,000
Accumulated Depreciation		$ (189,000)			(189,000)
Date of Construction or Acquisition		2011
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 2,443,000
Deductions during year [Abstract]
Balance at close of year		189,000
Multi-Family Residential [Member] | Grand Gateway - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				5,345,000
Initial Cost to Company [Abstract]
Land					814,000
Buildings & Improvements					7,086,000
Costs capitalized subsequent to acquisition					805,000
Gross amount at which carried at close of period [Abstract]
Land					934,000
Buildings & Improvements					7,771,000
Total		8,705,000			8,705,000
Accumulated Depreciation		$ (746,000)			(746,000)
Date of Construction or Acquisition		2012
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 8,705,000
Deductions during year [Abstract]
Balance at close of year		746,000
Multi-Family Residential [Member] | Greenfield - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				3,552,000
Initial Cost to Company [Abstract]
Land					578,000
Buildings & Improvements					4,122,000
Costs capitalized subsequent to acquisition					769,000
Gross amount at which carried at close of period [Abstract]
Land					803,000
Buildings & Improvements					4,666,000
Total		5,469,000			5,469,000
Accumulated Depreciation		$ (932,000)			(932,000)
Date of Construction or Acquisition		2007
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 5,469,000
Deductions during year [Abstract]
Balance at close of year		932,000
Multi-Family Residential [Member] | Heritage Manor - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				3,895,000
Initial Cost to Company [Abstract]
Land					403,000
Buildings & Improvements					6,968,000
Costs capitalized subsequent to acquisition					2,796,000
Gross amount at which carried at close of period [Abstract]
Land					580,000
Buildings & Improvements					9,587,000
Total		10,167,000			10,167,000
Accumulated Depreciation		$ (3,751,000)			(3,751,000)
Date of Construction or Acquisition		1998
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 10,167,000
Deductions during year [Abstract]
Balance at close of year		3,751,000
Multi-Family Residential [Member] | Homestead Garden - Rapid City, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				9,761,000
Initial Cost to Company [Abstract]
Land					655,000
Buildings & Improvements					14,139,000
Costs capitalized subsequent to acquisition					156,000
Gross amount at which carried at close of period [Abstract]
Land					658,000
Buildings & Improvements					14,292,000
Total		14,950,000			14,950,000
Accumulated Depreciation		$ (329,000)			(329,000)
Date of Construction or Acquisition		2014
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 14,950,000
Deductions during year [Abstract]
Balance at close of year		329,000
Multi-Family Residential [Member] | Indian Hills - Sioux City, IA [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					294,000
Buildings & Improvements					2,921,000
Costs capitalized subsequent to acquisition					3,709,000
Gross amount at which carried at close of period [Abstract]
Land					397,000
Buildings & Improvements					6,527,000
Total		6,924,000			6,924,000
Accumulated Depreciation		$ (1,353,000)			(1,353,000)
Date of Construction or Acquisition		2007
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 6,924,000
Deductions during year [Abstract]
Balance at close of year		1,353,000
Multi-Family Residential [Member] | Kirkwood Manor - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				3,259,000
Initial Cost to Company [Abstract]
Land					449,000
Buildings & Improvements					2,725,000
Costs capitalized subsequent to acquisition					1,676,000
Gross amount at which carried at close of period [Abstract]
Land					553,000
Buildings & Improvements					4,297,000
Total		4,850,000			4,850,000
Accumulated Depreciation		$ (1,786,000)			(1,786,000)
Date of Construction or Acquisition		1997
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 4,850,000
Deductions during year [Abstract]
Balance at close of year		$ 1,786,000
Multi-Family Residential [Member] | Kirkwood Manor - Bismarck, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed		12 years
Multi-Family Residential [Member] | Kirkwood Manor - Bismarck, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed		40 years
Multi-Family Residential [Member] | Lakeside Village Lincoln, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				13,129,000
Initial Cost to Company [Abstract]
Land					1,215,000
Buildings & Improvements					15,837,000
Costs capitalized subsequent to acquisition					442,000
Gross amount at which carried at close of period [Abstract]
Land					1,263,000
Buildings & Improvements					16,231,000
Total		$ 17,494,000			17,494,000
Accumulated Depreciation		$ (1,294,000)			(1,294,000)
Date of Construction or Acquisition		2012
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 17,494,000
Deductions during year [Abstract]
Balance at close of year		1,294,000
Multi-Family Residential [Member] | Landing at Southgate - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					2,254,000
Buildings & Improvements					12,955,000
Costs capitalized subsequent to acquisition					93,000
Gross amount at which carried at close of period [Abstract]
Land					2,294,000
Buildings & Improvements					13,008,000
Total		15,302,000			15,302,000
Accumulated Depreciation		$ (546,000)			(546,000)
Date of Construction or Acquisition		2013
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 15,302,000
Deductions during year [Abstract]
Balance at close of year		546,000
Multi-Family Residential [Member] | Landmark - Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				1,573,000
Initial Cost to Company [Abstract]
Land					184,000
Buildings & Improvements					1,514,000
Costs capitalized subsequent to acquisition					1,093,000
Gross amount at which carried at close of period [Abstract]
Land					331,000
Buildings & Improvements					2,460,000
Total		2,791,000			2,791,000
Accumulated Depreciation		$ (1,070,000)			(1,070,000)
Date of Construction or Acquisition		1997
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 2,791,000
Deductions during year [Abstract]
Balance at close of year		1,070,000
Multi-Family Residential [Member] | Legacy - Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				15,528,000
Initial Cost to Company [Abstract]
Land					1,362,000
Buildings & Improvements					21,727,000
Costs capitalized subsequent to acquisition					6,665,000
Gross amount at which carried at close of period [Abstract]
Land					2,133,000
Buildings & Improvements					27,621,000
Total		29,754,000			29,754,000
Accumulated Depreciation		(10,186,000)			(10,186,000)
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		29,754,000
Deductions during year [Abstract]
Balance at close of year		$ 10,186,000
Multi-Family Residential [Member] | Legacy - Grand Forks, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Date of Construction or Acquisition		1995
Life on which depreciation in latest income statement is computed		24 years
Multi-Family Residential [Member] | Legacy - Grand Forks, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Date of Construction or Acquisition		2005
Life on which depreciation in latest income statement is computed		40 years
Multi-Family Residential [Member] | Legacy Heights - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					804,000
Buildings & Improvements					9,162,000
Costs capitalized subsequent to acquisition					73,000
Gross amount at which carried at close of period [Abstract]
Land					804,000
Buildings & Improvements					9,235,000
Total		$ 10,039,000			10,039,000
Accumulated Depreciation		$ (21,000)			(21,000)
Date of Construction or Acquisition		2015
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 10,039,000
Deductions during year [Abstract]
Balance at close of year		21,000
Multi-Family Residential [Member] | Mariposa - Topeka, KS [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				2,925,000
Initial Cost to Company [Abstract]
Land					399,000
Buildings & Improvements					5,110,000
Costs capitalized subsequent to acquisition					535,000
Gross amount at which carried at close of period [Abstract]
Land					427,000
Buildings & Improvements					5,617,000
Total		6,044,000			6,044,000
Accumulated Depreciation		$ (1,498,000)			(1,498,000)
Date of Construction or Acquisition		2004
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 6,044,000
Deductions during year [Abstract]
Balance at close of year		1,498,000
Multi-Family Residential [Member] | Meadows - Jamestown, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1],[6]				0
Initial Cost to Company [Abstract]
Land	[6]				590,000
Buildings & Improvements	[6]				4,519,000
Costs capitalized subsequent to acquisition	[6]				1,355,000
Gross amount at which carried at close of period [Abstract]
Land	[6]				669,000
Buildings & Improvements	[6]				5,795,000
Total	[6]	6,464,000			6,464,000
Accumulated Depreciation	[6]	$ (2,135,000)			(2,135,000)
Date of Construction or Acquisition	[6]	1998
Life on which depreciation in latest income statement is computed	[6]	40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year	[6]	$ 6,464,000
Deductions during year [Abstract]
Balance at close of year	[6]	2,135,000
Multi-Family Residential [Member] | Monticello Village - Monticello, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				2,956,000
Initial Cost to Company [Abstract]
Land					490,000
Buildings & Improvements					3,756,000
Costs capitalized subsequent to acquisition					491,000
Gross amount at which carried at close of period [Abstract]
Land					621,000
Buildings & Improvements					4,116,000
Total		4,737,000			4,737,000
Accumulated Depreciation		$ (1,257,000)			(1,257,000)
Date of Construction or Acquisition		2004
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 4,737,000
Deductions during year [Abstract]
Balance at close of year		1,257,000
Multi-Family Residential [Member] | Northern Valley - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					110,000
Buildings & Improvements					610,000
Costs capitalized subsequent to acquisition					129,000
Gross amount at which carried at close of period [Abstract]
Land					119,000
Buildings & Improvements					730,000
Total		849,000			849,000
Accumulated Depreciation		$ (100,000)			(100,000)
Date of Construction or Acquisition		2010
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 849,000
Deductions during year [Abstract]
Balance at close of year		100,000
Multi-Family Residential [Member] | North Pointe - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				3,382,000
Initial Cost to Company [Abstract]
Land					303,000
Buildings & Improvements					3,957,000
Costs capitalized subsequent to acquisition					622,000
Gross amount at which carried at close of period [Abstract]
Land					354,000
Buildings & Improvements					4,528,000
Total		4,882,000			4,882,000
Accumulated Depreciation		(1,474,000)			(1,474,000)
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		4,882,000
Deductions during year [Abstract]
Balance at close of year		$ 1,474,000
Multi-Family Residential [Member] | North Pointe - Bismarck, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Date of Construction or Acquisition		1995
Life on which depreciation in latest income statement is computed		24 years
Multi-Family Residential [Member] | North Pointe - Bismarck, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Date of Construction or Acquisition		2011
Life on which depreciation in latest income statement is computed		40 years
Multi-Family Residential [Member] | Northridge - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				6,322,000
Initial Cost to Company [Abstract]
Land					884,000
Buildings & Improvements					7,516,000
Costs capitalized subsequent to acquisition					26,000
Gross amount at which carried at close of period [Abstract]
Land					888,000
Buildings & Improvements					7,538,000
Total		$ 8,426,000			8,426,000
Accumulated Depreciation		$ (126,000)			(126,000)
Date of Construction or Acquisition		2014
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 8,426,000
Deductions during year [Abstract]
Balance at close of year		126,000
Multi-Family Residential [Member] | Oakmont Estates - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				2,418,000
Initial Cost to Company [Abstract]
Land					422,000
Buildings & Improvements					4,838,000
Costs capitalized subsequent to acquisition					638,000
Gross amount at which carried at close of period [Abstract]
Land					627,000
Buildings & Improvements					5,271,000
Total		5,898,000			5,898,000
Accumulated Depreciation		$ (1,746,000)			(1,746,000)
Date of Construction or Acquisition		2002
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 5,898,000
Deductions during year [Abstract]
Balance at close of year		1,746,000
Multi-Family Residential [Member] | Oakwood Estates - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				3,939,000
Initial Cost to Company [Abstract]
Land					543,000
Buildings & Improvements					2,784,000
Costs capitalized subsequent to acquisition					4,336,000
Gross amount at which carried at close of period [Abstract]
Land					777,000
Buildings & Improvements					6,886,000
Total		7,663,000			7,663,000
Accumulated Depreciation		$ (3,214,000)			(3,214,000)
Date of Construction or Acquisition		1993
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 7,663,000
Deductions during year [Abstract]
Balance at close of year		3,214,000
Multi-Family Residential [Member] | Olympic Village - Billings, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				10,575,000
Initial Cost to Company [Abstract]
Land					1,164,000
Buildings & Improvements					10,441,000
Costs capitalized subsequent to acquisition					3,086,000
Gross amount at which carried at close of period [Abstract]
Land					1,785,000
Buildings & Improvements					12,906,000
Total		14,691,000			14,691,000
Accumulated Depreciation		$ (4,881,000)			(4,881,000)
Date of Construction or Acquisition		2000
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 14,691,000
Deductions during year [Abstract]
Balance at close of year		4,881,000
Multi-Family Residential [Member] | Olympik Village - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				4,382,000
Initial Cost to Company [Abstract]
Land					1,034,000
Buildings & Improvements					6,109,000
Costs capitalized subsequent to acquisition					1,968,000
Gross amount at which carried at close of period [Abstract]
Land					1,183,000
Buildings & Improvements					7,928,000
Total		9,111,000			9,111,000
Accumulated Depreciation		$ (2,127,000)			(2,127,000)
Date of Construction or Acquisition		2005
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 9,111,000
Deductions during year [Abstract]
Balance at close of year		2,127,000
Multi-Family Residential [Member] | Oxbow Park - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				3,846,000
Initial Cost to Company [Abstract]
Land					404,000
Buildings & Improvements					3,152,000
Costs capitalized subsequent to acquisition					2,894,000
Gross amount at which carried at close of period [Abstract]
Land					824,000
Buildings & Improvements					5,626,000
Total		6,450,000			6,450,000
Accumulated Depreciation		$ (2,808,000)			(2,808,000)
Date of Construction or Acquisition		1994
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 6,450,000
Deductions during year [Abstract]
Balance at close of year		$ 2,808,000
Multi-Family Residential [Member] | Oxbow Park - Sioux Falls, SD [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed		24 years
Multi-Family Residential [Member] | Oxbow Park - Sioux Falls, SD [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed		40 years
Multi-Family Residential [Member] | Park Meadows - Waite Park, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				8,482,000
Initial Cost to Company [Abstract]
Land					1,143,000
Buildings & Improvements					9,099,000
Costs capitalized subsequent to acquisition					5,792,000
Gross amount at which carried at close of period [Abstract]
Land					1,629,000
Buildings & Improvements					14,405,000
Total		$ 16,034,000			16,034,000
Accumulated Depreciation		$ (5,939,000)			(5,939,000)
Date of Construction or Acquisition		1997
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 16,034,000
Deductions during year [Abstract]
Balance at close of year		5,939,000
Multi-Family Residential [Member] | Pebble Springs - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				757,000
Initial Cost to Company [Abstract]
Land					7,000
Buildings & Improvements					748,000
Costs capitalized subsequent to acquisition					165,000
Gross amount at which carried at close of period [Abstract]
Land					54,000
Buildings & Improvements					866,000
Total		920,000			920,000
Accumulated Depreciation		$ (349,000)			(349,000)
Date of Construction or Acquisition		1999
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 920,000
Deductions during year [Abstract]
Balance at close of year		349,000
Multi-Family Residential [Member] | Pinehurst - Billings, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				205,000
Initial Cost to Company [Abstract]
Land					72,000
Buildings & Improvements					687,000
Costs capitalized subsequent to acquisition					251,000
Gross amount at which carried at close of period [Abstract]
Land					81,000
Buildings & Improvements					929,000
Total		1,010,000			1,010,000
Accumulated Depreciation		$ (305,000)			(305,000)
Date of Construction or Acquisition		2002
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,010,000
Deductions during year [Abstract]
Balance at close of year		305,000
Multi-Family Residential [Member] | Pinecone Villas - Sartell, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					584,000
Buildings & Improvements					2,191,000
Costs capitalized subsequent to acquisition					27,000
Gross amount at which carried at close of period [Abstract]
Land					585,000
Buildings & Improvements					2,217,000
Total		2,802,000			2,802,000
Accumulated Depreciation		$ (95,000)			(95,000)
Date of Construction or Acquisition		2013
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 2,802,000
Deductions during year [Abstract]
Balance at close of year		95,000
Multi-Family Residential [Member] | Pines - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				111,000
Initial Cost to Company [Abstract]
Land					35,000
Buildings & Improvements					215,000
Costs capitalized subsequent to acquisition					185,000
Gross amount at which carried at close of period [Abstract]
Land					49,000
Buildings & Improvements					386,000
Total		435,000			435,000
Accumulated Depreciation		$ (141,000)			(141,000)
Date of Construction or Acquisition		1997
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 435,000
Deductions during year [Abstract]
Balance at close of year		141,000
Multi-Family Residential [Member] | Plaza - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				5,348,000
Initial Cost to Company [Abstract]
Land					867,000
Buildings & Improvements					12,784,000
Costs capitalized subsequent to acquisition					2,455,000
Gross amount at which carried at close of period [Abstract]
Land					995,000
Buildings & Improvements					15,111,000
Total		16,106,000			16,106,000
Accumulated Depreciation		$ (2,433,000)			(2,433,000)
Date of Construction or Acquisition		2009
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 16,106,000
Deductions during year [Abstract]
Balance at close of year		2,433,000
Multi-Family Residential [Member] | Pointe West - Rapid City, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				2,624,000
Initial Cost to Company [Abstract]
Land					240,000
Buildings & Improvements					3,538,000
Costs capitalized subsequent to acquisition					1,527,000
Gross amount at which carried at close of period [Abstract]
Land					368,000
Buildings & Improvements					4,937,000
Total		5,305,000			5,305,000
Accumulated Depreciation		$ (2,379,000)			(2,379,000)
Date of Construction or Acquisition		1994
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 5,305,000
Deductions during year [Abstract]
Balance at close of year		$ 2,379,000
Multi-Family Residential [Member] | Pointe West - Rapid City, SD [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed		24 years
Multi-Family Residential [Member] | Pointe West - Rapid City, SD [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed		40 years
Multi-Family Residential [Member] | Ponds at Heritage Place - Sartell, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				3,852,000
Initial Cost to Company [Abstract]
Land					395,000
Buildings & Improvements					4,564,000
Costs capitalized subsequent to acquisition					320,000
Gross amount at which carried at close of period [Abstract]
Land					404,000
Buildings & Improvements					4,875,000
Total		$ 5,279,000			5,279,000
Accumulated Depreciation		$ (363,000)			(363,000)
Date of Construction or Acquisition		2012
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 5,279,000
Deductions during year [Abstract]
Balance at close of year		363,000
Multi-Family Residential [Member] | Prairie Winds - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				1,410,000
Initial Cost to Company [Abstract]
Land					144,000
Buildings & Improvements					1,816,000
Costs capitalized subsequent to acquisition					487,000
Gross amount at which carried at close of period [Abstract]
Land					235,000
Buildings & Improvements					2,212,000
Total		2,447,000			2,447,000
Accumulated Depreciation		$ (1,228,000)			(1,228,000)
Date of Construction or Acquisition		1993
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 2,447,000
Deductions during year [Abstract]
Balance at close of year		$ 1,228,000
Multi-Family Residential [Member] | Prairie Winds - Sioux Falls, SD [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed		24 years
Multi-Family Residential [Member] | Prairie Winds - Sioux Falls, SD [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed		40 years
Multi-Family Residential [Member] | Quarry Ridge - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				27,268,000
Initial Cost to Company [Abstract]
Land					2,254,000
Buildings & Improvements					30,024,000
Costs capitalized subsequent to acquisition					1,392,000
Gross amount at which carried at close of period [Abstract]
Land					2,307,000
Buildings & Improvements					31,363,000
Total		$ 33,670,000			33,670,000
Accumulated Depreciation		$ (4,533,000)			(4,533,000)
Date of Construction or Acquisition		2006
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 33,670,000
Deductions during year [Abstract]
Balance at close of year		4,533,000
Multi-Family Residential [Member] | RED 20 - Minneapolis, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					1,900,000
Buildings & Improvements					26,412,000
Costs capitalized subsequent to acquisition					4,000
Gross amount at which carried at close of period [Abstract]
Land					1,900,000
Buildings & Improvements					26,416,000
Total		28,316,000			28,316,000
Accumulated Depreciation		$ (445,000)			(445,000)
Date of Construction or Acquisition		2013
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 28,316,000
Deductions during year [Abstract]
Balance at close of year		445,000
Multi-Family Residential [Member] | Regency Park Estates - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				6,680,000
Initial Cost to Company [Abstract]
Land					702,000
Buildings & Improvements					10,198,000
Costs capitalized subsequent to acquisition					1,465,000
Gross amount at which carried at close of period [Abstract]
Land					811,000
Buildings & Improvements					11,554,000
Total		12,365,000			12,365,000
Accumulated Depreciation		$ (1,162,000)			(1,162,000)
Date of Construction or Acquisition		2011
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 12,365,000
Deductions during year [Abstract]
Balance at close of year		1,162,000
Multi-Family Residential [Member] | Ridge Oaks - Sioux City, IA [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				3,359,000
Initial Cost to Company [Abstract]
Land					178,000
Buildings & Improvements					4,073,000
Costs capitalized subsequent to acquisition					2,437,000
Gross amount at which carried at close of period [Abstract]
Land					288,000
Buildings & Improvements					6,400,000
Total		6,688,000			6,688,000
Accumulated Depreciation		$ (2,205,000)			(2,205,000)
Date of Construction or Acquisition		2001
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 6,688,000
Deductions during year [Abstract]
Balance at close of year		2,205,000
Multi-Family Residential [Member] | Rimrock West - Billings, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				3,282,000
Initial Cost to Company [Abstract]
Land					330,000
Buildings & Improvements					3,489,000
Costs capitalized subsequent to acquisition					1,510,000
Gross amount at which carried at close of period [Abstract]
Land					435,000
Buildings & Improvements					4,894,000
Total		5,329,000			5,329,000
Accumulated Depreciation		$ (1,765,000)			(1,765,000)
Date of Construction or Acquisition		1999
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 5,329,000
Deductions during year [Abstract]
Balance at close of year		1,765,000
Multi-Family Residential [Member] | River Ridge - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				13,200,000
Initial Cost to Company [Abstract]
Land					576,000
Buildings & Improvements					23,826,000
Costs capitalized subsequent to acquisition					998,000
Gross amount at which carried at close of period [Abstract]
Land					1,438,000
Buildings & Improvements					23,962,000
Total		25,400,000			25,400,000
Accumulated Depreciation		$ (1,290,000)			(1,290,000)
Date of Construction or Acquisition		2008
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 25,400,000
Deductions during year [Abstract]
Balance at close of year		1,290,000
Multi-Family Residential [Member] | Rocky Meadows - Billings, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				5,089,000
Initial Cost to Company [Abstract]
Land					656,000
Buildings & Improvements					5,726,000
Costs capitalized subsequent to acquisition					1,201,000
Gross amount at which carried at close of period [Abstract]
Land					772,000
Buildings & Improvements					6,811,000
Total		7,583,000			7,583,000
Accumulated Depreciation		$ (3,129,000)			(3,129,000)
Date of Construction or Acquisition		1995
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 7,583,000
Deductions during year [Abstract]
Balance at close of year		3,129,000
Multi-Family Residential [Member] | Rum River - Isanti, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				3,536,000
Initial Cost to Company [Abstract]
Land					843,000
Buildings & Improvements					4,823,000
Costs capitalized subsequent to acquisition					215,000
Gross amount at which carried at close of period [Abstract]
Land					862,000
Buildings & Improvements					5,019,000
Total		5,881,000			5,881,000
Accumulated Depreciation		$ (1,020,000)			(1,020,000)
Date of Construction or Acquisition		2007
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 5,881,000
Deductions during year [Abstract]
Balance at close of year		1,020,000
Multi-Family Residential [Member] | Sherwood - Topeka, KS [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				12,134,000
Initial Cost to Company [Abstract]
Land					1,142,000
Buildings & Improvements					14,684,000
Costs capitalized subsequent to acquisition					3,064,000
Gross amount at which carried at close of period [Abstract]
Land					1,694,000
Buildings & Improvements					17,196,000
Total		18,890,000			18,890,000
Accumulated Depreciation		$ (6,619,000)			(6,619,000)
Date of Construction or Acquisition		1999
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 18,890,000
Deductions during year [Abstract]
Balance at close of year		6,619,000
Multi-Family Residential [Member] | Sierra Vista - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				1,390,000
Initial Cost to Company [Abstract]
Land					241,000
Buildings & Improvements					2,097,000
Costs capitalized subsequent to acquisition					435,000
Gross amount at which carried at close of period [Abstract]
Land					265,000
Buildings & Improvements					2,508,000
Total		2,773,000			2,773,000
Accumulated Depreciation		$ (273,000)			(273,000)
Date of Construction or Acquisition		2011
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 2,773,000
Deductions during year [Abstract]
Balance at close of year		273,000
Multi-Family Residential [Member] | Silver Springs - Rapid City, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				2,230,000
Initial Cost to Company [Abstract]
Land					215,000
Buildings & Improvements					3,006,000
Costs capitalized subsequent to acquisition					48,000
Gross amount at which carried at close of period [Abstract]
Land					215,000
Buildings & Improvements					3,054,000
Total		3,269,000			3,269,000
Accumulated Depreciation		$ (68,000)			(68,000)
Date of Construction or Acquisition		2014
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 3,269,000
Deductions during year [Abstract]
Balance at close of year		68,000
Multi-Family Residential [Member] | South Pointe - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				8,613,000
Initial Cost to Company [Abstract]
Land					550,000
Buildings & Improvements					9,548,000
Costs capitalized subsequent to acquisition					2,847,000
Gross amount at which carried at close of period [Abstract]
Land					1,343,000
Buildings & Improvements					11,602,000
Total		12,945,000			12,945,000
Accumulated Depreciation		$ (5,494,000)			(5,494,000)
Date of Construction or Acquisition		1995
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 12,945,000
Deductions during year [Abstract]
Balance at close of year		$ 5,494,000
Multi-Family Residential [Member] | South Pointe - Minot, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed		24 years
Multi-Family Residential [Member] | South Pointe - Minot, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed		40 years
Multi-Family Residential [Member] | Southpoint - Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1],[6]				0
Initial Cost to Company [Abstract]
Land	[6]				576,000
Buildings & Improvements	[6]				9,893,000
Costs capitalized subsequent to acquisition	[6]				48,000
Gross amount at which carried at close of period [Abstract]
Land	[6]				591,000
Buildings & Improvements	[6]				9,926,000
Total	[6]	$ 10,517,000			10,517,000
Accumulated Depreciation	[6]	$ (414,000)			(414,000)
Date of Construction or Acquisition	[6]	2013
Life on which depreciation in latest income statement is computed	[6]	40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year	[6]	$ 10,517,000
Deductions during year [Abstract]
Balance at close of year	[6]	414,000
Multi-Family Residential [Member] | Southview - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				1,035,000
Initial Cost to Company [Abstract]
Land					185,000
Buildings & Improvements					469,000
Costs capitalized subsequent to acquisition					410,000
Gross amount at which carried at close of period [Abstract]
Land					240,000
Buildings & Improvements					824,000
Total		1,064,000			1,064,000
Accumulated Depreciation		$ (371,000)			(371,000)
Date of Construction or Acquisition		1994
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,064,000
Deductions during year [Abstract]
Balance at close of year		371,000
Multi-Family Residential [Member] | Southwind - Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				5,503,000
Initial Cost to Company [Abstract]
Land					400,000
Buildings & Improvements					5,034,000
Costs capitalized subsequent to acquisition					2,974,000
Gross amount at which carried at close of period [Abstract]
Land					765,000
Buildings & Improvements					7,643,000
Total		8,408,000			8,408,000
Accumulated Depreciation		$ (3,486,000)			(3,486,000)
Date of Construction or Acquisition		1995
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 8,408,000
Deductions during year [Abstract]
Balance at close of year		$ 3,486,000
Multi-Family Residential [Member] | Southwind - Grand Forks, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed		24 years
Multi-Family Residential [Member] | Southwind - Grand Forks, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed		40 years
Multi-Family Residential [Member] | Summit Park - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				963,000
Initial Cost to Company [Abstract]
Land					161,000
Buildings & Improvements					1,898,000
Costs capitalized subsequent to acquisition					1,550,000
Gross amount at which carried at close of period [Abstract]
Land					560,000
Buildings & Improvements					3,049,000
Total		$ 3,609,000			3,609,000
Accumulated Depreciation		$ (1,249,000)			(1,249,000)
Date of Construction or Acquisition		1997
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 3,609,000
Deductions during year [Abstract]
Balance at close of year		$ 1,249,000
Multi-Family Residential [Member] | Summit Park - Minot, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed		24 years
Multi-Family Residential [Member] | Summit Park - Minot, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed		40 years
Multi-Family Residential [Member] | Sunset Trail - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				8,009,000
Initial Cost to Company [Abstract]
Land					336,000
Buildings & Improvements					12,814,000
Costs capitalized subsequent to acquisition					2,652,000
Gross amount at which carried at close of period [Abstract]
Land					581,000
Buildings & Improvements					15,221,000
Total		$ 15,802,000			15,802,000
Accumulated Depreciation		$ (5,453,000)			(5,453,000)
Date of Construction or Acquisition		1999
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 15,802,000
Deductions during year [Abstract]
Balance at close of year		5,453,000
Multi-Family Residential [Member] | Temple - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				75,000
Initial Cost to Company [Abstract]
Land					0
Buildings & Improvements					0
Costs capitalized subsequent to acquisition					231,000
Gross amount at which carried at close of period [Abstract]
Land					0
Buildings & Improvements					231,000
Total		231,000			231,000
Accumulated Depreciation		$ (57,000)			(57,000)
Date of Construction or Acquisition		2006
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 231,000
Deductions during year [Abstract]
Balance at close of year		57,000
Multi-Family Residential [Member] | Terrace Heights - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				160,000
Initial Cost to Company [Abstract]
Land					29,000
Buildings & Improvements					312,000
Costs capitalized subsequent to acquisition					142,000
Gross amount at which carried at close of period [Abstract]
Land					40,000
Buildings & Improvements					443,000
Total		483,000			483,000
Accumulated Depreciation		$ (172,000)			(172,000)
Date of Construction or Acquisition		2006
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 483,000
Deductions during year [Abstract]
Balance at close of year		172,000
Multi-Family Residential [Member] | Thomasbrook - Lincoln, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				5,893,000
Initial Cost to Company [Abstract]
Land					600,000
Buildings & Improvements					10,306,000
Costs capitalized subsequent to acquisition					3,336,000
Gross amount at which carried at close of period [Abstract]
Land					1,403,000
Buildings & Improvements					12,839,000
Total		14,242,000			14,242,000
Accumulated Depreciation		$ (4,680,000)			(4,680,000)
Date of Construction or Acquisition		1999
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 14,242,000
Deductions during year [Abstract]
Balance at close of year		4,680,000
Multi-Family Residential [Member] | University Park Place - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					78,000
Buildings & Improvements					450,000
Costs capitalized subsequent to acquisition					115,000
Gross amount at which carried at close of period [Abstract]
Land					83,000
Buildings & Improvements					560,000
Total		643,000			643,000
Accumulated Depreciation		$ (118,000)			(118,000)
Date of Construction or Acquisition		2007
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 643,000
Deductions during year [Abstract]
Balance at close of year		118,000
Multi-Family Residential [Member] | Valley Park - Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				3,822,000
Initial Cost to Company [Abstract]
Land					294,000
Buildings & Improvements					4,137,000
Costs capitalized subsequent to acquisition					3,508,000
Gross amount at which carried at close of period [Abstract]
Land					1,115,000
Buildings & Improvements					6,824,000
Total		7,939,000			7,939,000
Accumulated Depreciation		$ (2,599,000)			(2,599,000)
Date of Construction or Acquisition		1999
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 7,939,000
Deductions during year [Abstract]
Balance at close of year		2,599,000
Multi-Family Residential [Member] | Villa West - Topeka, KS [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				12,106,000
Initial Cost to Company [Abstract]
Land					1,590,000
Buildings & Improvements					15,760,000
Costs capitalized subsequent to acquisition					923,000
Gross amount at which carried at close of period [Abstract]
Land					1,876,000
Buildings & Improvements					16,397,000
Total		18,273,000			18,273,000
Accumulated Depreciation		$ (1,331,000)			(1,331,000)
Date of Construction or Acquisition		2012
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 18,273,000
Deductions during year [Abstract]
Balance at close of year		1,331,000
Multi-Family Residential [Member] | Village Green - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				1,047,000
Initial Cost to Company [Abstract]
Land					234,000
Buildings & Improvements					2,296,000
Costs capitalized subsequent to acquisition					962,000
Gross amount at which carried at close of period [Abstract]
Land					359,000
Buildings & Improvements					3,133,000
Total		3,492,000			3,492,000
Accumulated Depreciation		$ (935,000)			(935,000)
Date of Construction or Acquisition		2003
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 3,492,000
Deductions during year [Abstract]
Balance at close of year		935,000
Multi-Family Residential [Member] | West Stonehill - Waite Park, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				8,448,000
Initial Cost to Company [Abstract]
Land					939,000
Buildings & Improvements					10,167,000
Costs capitalized subsequent to acquisition					5,224,000
Gross amount at which carried at close of period [Abstract]
Land					1,533,000
Buildings & Improvements					14,797,000
Total		16,330,000			16,330,000
Accumulated Depreciation		$ (6,896,000)			(6,896,000)
Date of Construction or Acquisition		1995
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 16,330,000
Deductions during year [Abstract]
Balance at close of year		6,896,000
Multi-Family Residential [Member] | Westridge - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				1,604,000
Initial Cost to Company [Abstract]
Land					68,000
Buildings & Improvements					1,887,000
Costs capitalized subsequent to acquisition					263,000
Gross amount at which carried at close of period [Abstract]
Land					77,000
Buildings & Improvements					2,141,000
Total		2,218,000			2,218,000
Accumulated Depreciation		$ (377,000)			(377,000)
Date of Construction or Acquisition		2008
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 2,218,000
Deductions during year [Abstract]
Balance at close of year		377,000
Multi-Family Residential [Member] | Westwood Park - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				1,950,000
Initial Cost to Company [Abstract]
Land					116,000
Buildings & Improvements					1,909,000
Costs capitalized subsequent to acquisition					1,784,000
Gross amount at which carried at close of period [Abstract]
Land					284,000
Buildings & Improvements					3,525,000
Total		3,809,000			3,809,000
Accumulated Depreciation		$ (1,425,000)			(1,425,000)
Date of Construction or Acquisition		1998
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 3,809,000
Deductions during year [Abstract]
Balance at close of year		1,425,000
Multi-Family Residential [Member] | Whispering Ridge - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				22,000,000
Initial Cost to Company [Abstract]
Land					2,139,000
Buildings & Improvements					25,424,000
Costs capitalized subsequent to acquisition					732,000
Gross amount at which carried at close of period [Abstract]
Land					2,276,000
Buildings & Improvements					26,019,000
Total		28,295,000			28,295,000
Accumulated Depreciation		$ (1,563,000)			(1,563,000)
Date of Construction or Acquisition		2012
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 28,295,000
Deductions during year [Abstract]
Balance at close of year		1,563,000
Multi-Family Residential [Member] | Williston Garden - Williston, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				10,870,000
Initial Cost to Company [Abstract]
Land					1,400,000
Buildings & Improvements					17,696,000
Costs capitalized subsequent to acquisition					85,000
Gross amount at which carried at close of period [Abstract]
Land					1,421,000
Buildings & Improvements					17,760,000
Total		19,181,000			19,181,000
Accumulated Depreciation		$ (2,132,000)			(2,132,000)
Date of Construction or Acquisition		2012
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 19,181,000
Deductions during year [Abstract]
Balance at close of year		2,132,000
Multi-Family Residential [Member] | Winchester - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				2,564,000
Initial Cost to Company [Abstract]
Land					748,000
Buildings & Improvements					5,622,000
Costs capitalized subsequent to acquisition					1,846,000
Gross amount at which carried at close of period [Abstract]
Land					1,009,000
Buildings & Improvements					7,207,000
Total		8,216,000			8,216,000
Accumulated Depreciation		$ (2,297,000)			(2,297,000)
Date of Construction or Acquisition		2003
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 8,216,000
Deductions during year [Abstract]
Balance at close of year		2,297,000
Multi-Family Residential [Member] | Woodridge - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				6,257,000
Initial Cost to Company [Abstract]
Land					370,000
Buildings & Improvements					6,028,000
Costs capitalized subsequent to acquisition					2,207,000
Gross amount at which carried at close of period [Abstract]
Land					642,000
Buildings & Improvements					7,963,000
Total		8,605,000			8,605,000
Accumulated Depreciation		$ (3,557,000)			(3,557,000)
Date of Construction or Acquisition		1997
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 8,605,000
Deductions during year [Abstract]
Balance at close of year		3,557,000
Multi-Family Residential [Member] | Renaissance Heights - Williston ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					2,464,000
Buildings & Improvements					43,488,000
Costs capitalized subsequent to acquisition					123,000
Gross amount at which carried at close of period [Abstract]
Land					2,467,000
Buildings & Improvements					43,608,000
Total		46,075,000			46,075,000
Accumulated Depreciation		$ (848,000)			(848,000)
Date of Construction or Acquisition		2013
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 46,075,000
Deductions during year [Abstract]
Balance at close of year		848,000
Multi-Family Residential [Member] | Wholly Owned Properties [Member]
Reconciliations of total real estate carrying value [Abstract]
Additions		183,114,000	84,117,000	113,859,000
Commercial Healthcare [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				220,070,000
Initial Cost to Company [Abstract]
Land					33,522,000
Buildings & Improvements					409,346,000
Costs capitalized subsequent to acquisition					52,153,000
Gross amount at which carried at close of period [Abstract]
Land					34,201,000
Buildings & Improvements					460,820,000
Total		495,021,000			495,021,000
Accumulated Depreciation		(112,515,000)			(112,515,000)
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		495,021,000
Deductions during year [Abstract]
Balance at close of year		112,515,000
Commercial Healthcare [Member] | 2800 Medical Building - Minneapolis, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				7,740,000
Initial Cost to Company [Abstract]
Land					204,000
Buildings & Improvements					7,135,000
Costs capitalized subsequent to acquisition					2,492,000
Gross amount at which carried at close of period [Abstract]
Land					229,000
Buildings & Improvements					9,602,000
Total		9,831,000			9,831,000
Accumulated Depreciation		$ (3,037,000)			(3,037,000)
Date of Construction or Acquisition		2005
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 9,831,000
Deductions during year [Abstract]
Balance at close of year		3,037,000
Commercial Healthcare [Member] | 2828 Chicago Avenue - Minneapolis, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				12,105,000
Initial Cost to Company [Abstract]
Land					726,000
Buildings & Improvements					11,319,000
Costs capitalized subsequent to acquisition					5,627,000
Gross amount at which carried at close of period [Abstract]
Land					729,000
Buildings & Improvements					16,943,000
Total		17,672,000			17,672,000
Accumulated Depreciation		$ (4,011,000)			(4,011,000)
Date of Construction or Acquisition		2007
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 17,672,000
Deductions during year [Abstract]
Balance at close of year		4,011,000
Commercial Healthcare [Member] | Airport Medical - Bloomington, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				431,000
Initial Cost to Company [Abstract]
Land					0
Buildings & Improvements					4,678,000
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					0
Buildings & Improvements					4,678,000
Total		4,678,000			4,678,000
Accumulated Depreciation		$ (1,730,000)			(1,730,000)
Date of Construction or Acquisition		2002
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 4,678,000
Deductions during year [Abstract]
Balance at close of year		1,730,000
Commercial Healthcare [Member] | Billings 2300 Grant Road - Billings, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				1,226,000
Initial Cost to Company [Abstract]
Land					649,000
Buildings & Improvements					1,216,000
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					649,000
Buildings & Improvements					1,216,000
Total		1,865,000			1,865,000
Accumulated Depreciation		$ (146,000)			(146,000)
Date of Construction or Acquisition		2010
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,865,000
Deductions during year [Abstract]
Balance at close of year		146,000
Commercial Healthcare [Member] | Burnsville 303 Nicollet Medical (Ridgeview) - Burnsville, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				8,092,000
Initial Cost to Company [Abstract]
Land					1,071,000
Buildings & Improvements					6,842,000
Costs capitalized subsequent to acquisition					1,968,000
Gross amount at which carried at close of period [Abstract]
Land					1,092,000
Buildings & Improvements					8,789,000
Total		9,881,000			9,881,000
Accumulated Depreciation		$ (1,612,000)			(1,612,000)
Date of Construction or Acquisition		2008
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 9,881,000
Deductions during year [Abstract]
Balance at close of year		1,612,000
Commercial Healthcare [Member] | Burnsville 305 Nicollet Medical (Ridgeview South) - Burnsville, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				5,066,000
Initial Cost to Company [Abstract]
Land					189,000
Buildings & Improvements					5,127,000
Costs capitalized subsequent to acquisition					971,000
Gross amount at which carried at close of period [Abstract]
Land					203,000
Buildings & Improvements					6,084,000
Total		6,287,000			6,287,000
Accumulated Depreciation		$ (1,078,000)			(1,078,000)
Date of Construction or Acquisition		2008
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 6,287,000
Deductions during year [Abstract]
Balance at close of year		1,078,000
Commercial Healthcare [Member] | Casper 1930 E 12th Street (Park Place) - Casper, WY [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1],[6]				0
Initial Cost to Company [Abstract]
Land	[6]				439,000
Buildings & Improvements	[6]				5,780,000
Costs capitalized subsequent to acquisition	[6]				172,000
Gross amount at which carried at close of period [Abstract]
Land	[6]				439,000
Buildings & Improvements	[6]				5,952,000
Total	[6]	6,391,000			6,391,000
Accumulated Depreciation	[6]	$ (855,000)			(855,000)
Date of Construction or Acquisition	[6]	2009
Life on which depreciation in latest income statement is computed	[6]	40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year	[6]	$ 6,391,000
Deductions during year [Abstract]
Balance at close of year	[6]	855,000
Commercial Healthcare [Member] | Casper 3955 E 12th Street (Meadow Wind) - Casper, WY [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1],[6]				0
Initial Cost to Company [Abstract]
Land	[6]				388,000
Buildings & Improvements	[6]				10,494,000
Costs capitalized subsequent to acquisition	[6]				576,000
Gross amount at which carried at close of period [Abstract]
Land	[6]				459,000
Buildings & Improvements	[6]				10,999,000
Total	[6]	11,458,000			11,458,000
Accumulated Depreciation	[6]	$ (1,510,000)			(1,510,000)
Date of Construction or Acquisition	[6]	2009
Life on which depreciation in latest income statement is computed	[6]	40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year	[6]	$ 11,458,000
Deductions during year [Abstract]
Balance at close of year	[6]	1,510,000
Commercial Healthcare [Member] | Cheyenne 4010 N College Drive (Aspen Wind) - Cheyenne, WY [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1],[6]				0
Initial Cost to Company [Abstract]
Land	[6]				628,000
Buildings & Improvements	[6]				10,272,000
Costs capitalized subsequent to acquisition	[6]				270,000
Gross amount at which carried at close of period [Abstract]
Land	[6]				629,000
Buildings & Improvements	[6]				10,541,000
Total	[6]	11,170,000			11,170,000
Accumulated Depreciation	[6]	$ (1,457,000)			(1,457,000)
Date of Construction or Acquisition	[6]	2009
Life on which depreciation in latest income statement is computed	[6]	40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year	[6]	$ 11,170,000
Deductions during year [Abstract]
Balance at close of year	[6]	1,457,000
Commercial Healthcare [Member] | Cheyenne 4606 N College Drive (Sierra Hills) - Cheyenne, WY [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1],[6]				0
Initial Cost to Company [Abstract]
Land	[6]				695,000
Buildings & Improvements	[6]				7,455,000
Costs capitalized subsequent to acquisition	[6]				50,000
Gross amount at which carried at close of period [Abstract]
Land	[6]				695,000
Buildings & Improvements	[6]				7,505,000
Total	[6]	8,200,000			8,200,000
Accumulated Depreciation	[6]	$ (1,020,000)			(1,020,000)
Date of Construction or Acquisition	[6]	2009
Life on which depreciation in latest income statement is computed	[6]	40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year	[6]	$ 8,200,000
Deductions during year [Abstract]
Balance at close of year	[6]	1,020,000
Commercial Healthcare [Member] | Denfeld Clinic - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				1,430,000
Initial Cost to Company [Abstract]
Land					501,000
Buildings & Improvements					2,597,000
Costs capitalized subsequent to acquisition					1,000
Gross amount at which carried at close of period [Abstract]
Land					501,000
Buildings & Improvements					2,598,000
Total		3,099,000			3,099,000
Accumulated Depreciation		$ (718,000)			(718,000)
Date of Construction or Acquisition		2004
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 3,099,000
Deductions during year [Abstract]
Balance at close of year		718,000
Commercial Healthcare [Member] | Eagan 1440 Duckwood Medical - Eagan, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					521,000
Buildings & Improvements					1,547,000
Costs capitalized subsequent to acquisition					556,000
Gross amount at which carried at close of period [Abstract]
Land					521,000
Buildings & Improvements					2,103,000
Total		2,624,000			2,624,000
Accumulated Depreciation		$ (635,000)			(635,000)
Date of Construction or Acquisition		2008
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 2,624,000
Deductions during year [Abstract]
Balance at close of year		635,000
Commercial Healthcare [Member] | Edgewood Vista - Belgrade, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					35,000
Buildings & Improvements					779,000
Costs capitalized subsequent to acquisition					21,000
Gross amount at which carried at close of period [Abstract]
Land					35,000
Buildings & Improvements					800,000
Total		835,000			835,000
Accumulated Depreciation		$ (140,000)			(140,000)
Date of Construction or Acquisition		2008
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 835,000
Deductions during year [Abstract]
Balance at close of year		140,000
Commercial Healthcare [Member] | Edgewood Vista - Billings, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				1,785,000
Initial Cost to Company [Abstract]
Land					115,000
Buildings & Improvements					1,767,000
Costs capitalized subsequent to acquisition					66,000
Gross amount at which carried at close of period [Abstract]
Land					115,000
Buildings & Improvements					1,833,000
Total		1,948,000			1,948,000
Accumulated Depreciation		$ (323,000)			(323,000)
Date of Construction or Acquisition		2008
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,948,000
Deductions during year [Abstract]
Balance at close of year		323,000
Commercial Healthcare [Member] | Edgewood Vista - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					511,000
Buildings & Improvements					9,193,000
Costs capitalized subsequent to acquisition					177,000
Gross amount at which carried at close of period [Abstract]
Land					511,000
Buildings & Improvements					9,370,000
Total		9,881,000			9,881,000
Accumulated Depreciation		$ (2,231,000)			(2,231,000)
Date of Construction or Acquisition		2005
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 9,881,000
Deductions during year [Abstract]
Balance at close of year		2,231,000
Commercial Healthcare [Member] | Edgewood Vista - Brainerd, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					587,000
Buildings & Improvements					8,999,000
Costs capitalized subsequent to acquisition					134,000
Gross amount at which carried at close of period [Abstract]
Land					587,000
Buildings & Improvements					9,133,000
Total		9,720,000			9,720,000
Accumulated Depreciation		$ (2,184,000)			(2,184,000)
Date of Construction or Acquisition		2005
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 9,720,000
Deductions during year [Abstract]
Balance at close of year		2,184,000
Commercial Healthcare [Member] | Edgewood Vista - Columbus, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					43,000
Buildings & Improvements					824,000
Costs capitalized subsequent to acquisition					24,000
Gross amount at which carried at close of period [Abstract]
Land					44,000
Buildings & Improvements					847,000
Total		891,000			891,000
Accumulated Depreciation		$ (148,000)			(148,000)
Date of Construction or Acquisition		2008
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 891,000
Deductions during year [Abstract]
Balance at close of year		148,000
Commercial Healthcare [Member] | Edgewood Vista - East Grand Forks, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				2,718,000
Initial Cost to Company [Abstract]
Land					290,000
Buildings & Improvements					1,352,000
Costs capitalized subsequent to acquisition					59,000
Gross amount at which carried at close of period [Abstract]
Land					290,000
Buildings & Improvements					1,411,000
Total		1,701,000			1,701,000
Accumulated Depreciation		$ (251,000)			(251,000)
Date of Construction or Acquisition		2000
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,701,000
Deductions during year [Abstract]
Balance at close of year		251,000
Commercial Healthcare [Member] | Edgewood Vista - Fargo, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				11,846,000
Initial Cost to Company [Abstract]
Land					775,000
Buildings & Improvements					20,870,000
Costs capitalized subsequent to acquisition					199,000
Gross amount at which carried at close of period [Abstract]
Land					775,000
Buildings & Improvements					21,069,000
Total		21,844,000			21,844,000
Accumulated Depreciation		$ (3,730,000)			(3,730,000)
Date of Construction or Acquisition		2008
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 21,844,000
Deductions during year [Abstract]
Balance at close of year		3,730,000
Commercial Healthcare [Member] | Edgewood Vista - Fremont, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				550,000
Initial Cost to Company [Abstract]
Land					56,000
Buildings & Improvements					490,000
Costs capitalized subsequent to acquisition					54,000
Gross amount at which carried at close of period [Abstract]
Land					56,000
Buildings & Improvements					544,000
Total		600,000			600,000
Accumulated Depreciation		$ (179,000)			(179,000)
Date of Construction or Acquisition		2008
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 600,000
Deductions during year [Abstract]
Balance at close of year		179,000
Commercial Healthcare [Member] | Edgewood Vista - Grand Island, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					33,000
Buildings & Improvements					773,000
Costs capitalized subsequent to acquisition					51,000
Gross amount at which carried at close of period [Abstract]
Land					39,000
Buildings & Improvements					818,000
Total		857,000			857,000
Accumulated Depreciation		$ (142,000)			(142,000)
Date of Construction or Acquisition		2008
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 857,000
Deductions during year [Abstract]
Balance at close of year		142,000
Commercial Healthcare [Member] | Edgewood Vista - Hastings, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				567,000
Initial Cost to Company [Abstract]
Land					49,000
Buildings & Improvements					517,000
Costs capitalized subsequent to acquisition					63,000
Gross amount at which carried at close of period [Abstract]
Land					50,000
Buildings & Improvements					579,000
Total		629,000			629,000
Accumulated Depreciation		$ (197,000)			(197,000)
Date of Construction or Acquisition		2008
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 629,000
Deductions during year [Abstract]
Balance at close of year		197,000
Commercial Healthcare [Member] | Edgewood Vista - Hermantown I, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				15,197,000
Initial Cost to Company [Abstract]
Land					288,000
Buildings & Improvements					9,871,000
Costs capitalized subsequent to acquisition					1,761,000
Gross amount at which carried at close of period [Abstract]
Land					288,000
Buildings & Improvements					11,632,000
Total		11,920,000			11,920,000
Accumulated Depreciation		$ (3,888,000)			(3,888,000)
Date of Construction or Acquisition		2000
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 11,920,000
Deductions during year [Abstract]
Balance at close of year		3,888,000
Commercial Healthcare [Member] | Edgewood Vista - Hermantown II, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					719,000
Buildings & Improvements					10,517,000
Costs capitalized subsequent to acquisition					121,000
Gross amount at which carried at close of period [Abstract]
Land					719,000
Buildings & Improvements					10,638,000
Total		11,357,000			11,357,000
Accumulated Depreciation		$ (2,542,000)			(2,542,000)
Date of Construction or Acquisition		2005
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 11,357,000
Deductions during year [Abstract]
Balance at close of year		2,542,000
Commercial Healthcare [Member] | Edgewood Vista - Kalispell, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				568,000
Initial Cost to Company [Abstract]
Land					70,000
Buildings & Improvements					502,000
Costs capitalized subsequent to acquisition					633,000
Gross amount at which carried at close of period [Abstract]
Land					70,000
Buildings & Improvements					1,135,000
Total		1,205,000			1,205,000
Accumulated Depreciation		$ (364,000)			(364,000)
Date of Construction or Acquisition		2001
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,205,000
Deductions during year [Abstract]
Balance at close of year		364,000
Commercial Healthcare [Member] | Edgewood Vista - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				9,017,000
Initial Cost to Company [Abstract]
Land					1,045,000
Buildings & Improvements					11,590,000
Costs capitalized subsequent to acquisition					210,000
Gross amount at which carried at close of period [Abstract]
Land					1,047,000
Buildings & Improvements					11,798,000
Total		12,845,000			12,845,000
Accumulated Depreciation		$ (1,307,000)			(1,307,000)
Date of Construction or Acquisition		2010
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 12,845,000
Deductions during year [Abstract]
Balance at close of year		1,307,000
Commercial Healthcare [Member] | Edgewood Vista - Missoula, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				807,000
Initial Cost to Company [Abstract]
Land					109,000
Buildings & Improvements					854,000
Costs capitalized subsequent to acquisition					94,000
Gross amount at which carried at close of period [Abstract]
Land					116,000
Buildings & Improvements					941,000
Total		1,057,000			1,057,000
Accumulated Depreciation		$ (412,000)			(412,000)
Date of Construction or Acquisition		1996
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,057,000
Deductions during year [Abstract]
Balance at close of year		412,000
Commercial Healthcare [Member] | Edgewood Vista - Norfolk, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					42,000
Buildings & Improvements					722,000
Costs capitalized subsequent to acquisition					22,000
Gross amount at which carried at close of period [Abstract]
Land					42,000
Buildings & Improvements					744,000
Total		786,000			786,000
Accumulated Depreciation		$ (131,000)			(131,000)
Date of Construction or Acquisition		2008
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 786,000
Deductions during year [Abstract]
Balance at close of year		131,000
Commercial Healthcare [Member] | Edgewood Vista - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				359,000
Initial Cost to Company [Abstract]
Land					89,000
Buildings & Improvements					547,000
Costs capitalized subsequent to acquisition					53,000
Gross amount at which carried at close of period [Abstract]
Land					89,000
Buildings & Improvements					600,000
Total		689,000			689,000
Accumulated Depreciation		$ (201,000)			(201,000)
Date of Construction or Acquisition		2001
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 689,000
Deductions during year [Abstract]
Balance at close of year		201,000
Commercial Healthcare [Member] | Edgewood Vista - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				1,022,000
Initial Cost to Company [Abstract]
Land					314,000
Buildings & Improvements					974,000
Costs capitalized subsequent to acquisition					58,000
Gross amount at which carried at close of period [Abstract]
Land					314,000
Buildings & Improvements					1,032,000
Total		1,346,000			1,346,000
Accumulated Depreciation		$ (185,000)			(185,000)
Date of Construction or Acquisition		2008
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,346,000
Deductions during year [Abstract]
Balance at close of year		185,000
Commercial Healthcare [Member] | Edgewood Vista - Spearfish, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					315,000
Buildings & Improvements					8,584,000
Costs capitalized subsequent to acquisition					124,000
Gross amount at which carried at close of period [Abstract]
Land					330,000
Buildings & Improvements					8,693,000
Total		9,023,000			9,023,000
Accumulated Depreciation		$ (1,710,000)			(1,710,000)
Date of Construction or Acquisition		2005
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 9,023,000
Deductions during year [Abstract]
Balance at close of year		1,710,000
Commercial Healthcare [Member] | Edgewood Vista - Virginia, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				12,927,000
Initial Cost to Company [Abstract]
Land					246,000
Buildings & Improvements					11,823,000
Costs capitalized subsequent to acquisition					313,000
Gross amount at which carried at close of period [Abstract]
Land					246,000
Buildings & Improvements					12,136,000
Total		12,382,000			12,382,000
Accumulated Depreciation		$ (3,669,000)			(3,669,000)
Date of Construction or Acquisition		2002
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 12,382,000
Deductions during year [Abstract]
Balance at close of year		3,669,000
Commercial Healthcare [Member] | Edina 6363 France Medical - Edina, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				9,567,000
Initial Cost to Company [Abstract]
Land					0
Buildings & Improvements					12,675,000
Costs capitalized subsequent to acquisition					2,906,000
Gross amount at which carried at close of period [Abstract]
Land					0
Buildings & Improvements					15,581,000
Total		15,581,000			15,581,000
Accumulated Depreciation		$ (3,781,000)			(3,781,000)
Date of Construction or Acquisition		2008
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 15,581,000
Deductions during year [Abstract]
Balance at close of year		3,781,000
Commercial Healthcare [Member] | Edina 6405 France Medical - Edina, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				8,145,000
Initial Cost to Company [Abstract]
Land					0
Buildings & Improvements					12,201,000
Costs capitalized subsequent to acquisition					41,000
Gross amount at which carried at close of period [Abstract]
Land					0
Buildings & Improvements					12,242,000
Total		12,242,000			12,242,000
Accumulated Depreciation		$ (2,969,000)			(2,969,000)
Date of Construction or Acquisition		2008
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 12,242,000
Deductions during year [Abstract]
Balance at close of year		2,969,000
Commercial Healthcare [Member] | Edina 6517 Drew Avenue - Edina, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					353,000
Buildings & Improvements					660,000
Costs capitalized subsequent to acquisition					529,000
Gross amount at which carried at close of period [Abstract]
Land					372,000
Buildings & Improvements					1,170,000
Total		1,542,000			1,542,000
Accumulated Depreciation		$ (579,000)			(579,000)
Date of Construction or Acquisition		2002
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,542,000
Deductions during year [Abstract]
Balance at close of year		579,000
Commercial Healthcare [Member] | Edina 6525 Drew Avenue - Edina, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					388,000
Buildings & Improvements					117,000
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					388,000
Buildings & Improvements					117,000
Total		505,000			505,000
Accumulated Depreciation		$ (10,000)			(10,000)
Date of Construction or Acquisition		2011
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 505,000
Deductions during year [Abstract]
Balance at close of year		10,000
Commercial Healthcare [Member] | Edina 6525 France SMC II - Edina, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				9,803,000
Initial Cost to Company [Abstract]
Land					755,000
Buildings & Improvements					8,054,000
Costs capitalized subsequent to acquisition					5,723,000
Gross amount at which carried at close of period [Abstract]
Land					1,040,000
Buildings & Improvements					13,492,000
Total		14,532,000			14,532,000
Accumulated Depreciation		$ (5,874,000)			(5,874,000)
Date of Construction or Acquisition		2003
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 14,532,000
Deductions during year [Abstract]
Balance at close of year		5,874,000
Commercial Healthcare [Member] | Edina 6545 France SMC I - Edina MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				29,622,000
Initial Cost to Company [Abstract]
Land					3,480,000
Buildings & Improvements					30,192,000
Costs capitalized subsequent to acquisition					14,423,000
Gross amount at which carried at close of period [Abstract]
Land					3,480,000
Buildings & Improvements					44,615,000
Total		48,095,000			48,095,000
Accumulated Depreciation		$ (17,035,000)			(17,035,000)
Date of Construction or Acquisition		2001
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 48,095,000
Deductions during year [Abstract]
Balance at close of year		17,035,000
Commercial Healthcare [Member] | Fresenius - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				576,000
Initial Cost to Company [Abstract]
Land					50,000
Buildings & Improvements					1,520,000
Costs capitalized subsequent to acquisition					2,000
Gross amount at which carried at close of period [Abstract]
Land					50,000
Buildings & Improvements					1,522,000
Total		1,572,000			1,572,000
Accumulated Depreciation		$ (420,000)			(420,000)
Date of Construction or Acquisition		2004
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,572,000
Deductions during year [Abstract]
Balance at close of year		420,000
Commercial Healthcare [Member] | Garden View - St. Paul, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					0
Buildings & Improvements					7,408,000
Costs capitalized subsequent to acquisition					898,000
Gross amount at which carried at close of period [Abstract]
Land					26,000
Buildings & Improvements					8,280,000
Total		8,306,000			8,306,000
Accumulated Depreciation		$ (2,723,000)			(2,723,000)
Date of Construction or Acquisition		2002
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 8,306,000
Deductions during year [Abstract]
Balance at close of year		2,723,000
Commercial Healthcare [Member] | Gateway Clinic - Sandstone, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				828,000
Initial Cost to Company [Abstract]
Land					66,000
Buildings & Improvements					1,699,000
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					66,000
Buildings & Improvements					1,699,000
Total		1,765,000			1,765,000
Accumulated Depreciation		$ (469,000)			(469,000)
Date of Construction or Acquisition		2004
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,765,000
Deductions during year [Abstract]
Balance at close of year		469,000
Commercial Healthcare [Member] | Healtheast St John & Woodwinds - Maplewood & Woodbury, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				7,366,000
Initial Cost to Company [Abstract]
Land					3,239,000
Buildings & Improvements					18,362,000
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					3,239,000
Buildings & Improvements					18,362,000
Total		21,601,000			21,601,000
Accumulated Depreciation		$ (6,867,000)			(6,867,000)
Date of Construction or Acquisition		2000
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 21,601,000
Deductions during year [Abstract]
Balance at close of year		6,867,000
Commercial Healthcare [Member] | High Pointe Health Campus - Lake Elmo, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				7,500,000
Initial Cost to Company [Abstract]
Land					1,305,000
Buildings & Improvements					10,528,000
Costs capitalized subsequent to acquisition					2,091,000
Gross amount at which carried at close of period [Abstract]
Land					1,329,000
Buildings & Improvements					12,595,000
Total		13,924,000			13,924,000
Accumulated Depreciation		$ (3,750,000)			(3,750,000)
Date of Construction or Acquisition		2004
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 13,924,000
Deductions during year [Abstract]
Balance at close of year		3,750,000
Commercial Healthcare [Member] | Laramie 1072 N 22nd Street (Spring Wind) - Laramie, WY [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1],[6]				0
Initial Cost to Company [Abstract]
Land	[6]				406,000
Buildings & Improvements	[6]				10,151,000
Costs capitalized subsequent to acquisition	[6]				27,000
Gross amount at which carried at close of period [Abstract]
Land	[6]				406,000
Buildings & Improvements	[6]				10,178,000
Total	[6]	10,584,000			10,584,000
Accumulated Depreciation	[6]	$ (1,251,000)			(1,251,000)
Date of Construction or Acquisition	[6]	2009
Life on which depreciation in latest income statement is computed	[6]	40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year	[6]	$ 10,584,000
Deductions during year [Abstract]
Balance at close of year	[6]	1,251,000
Commercial Healthcare [Member] | Legends at Heritage Place - Sartell, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					970,000
Buildings & Improvements					9,920,000
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					970,000
Buildings & Improvements					9,920,000
Total		10,890,000			10,890,000
Accumulated Depreciation		$ (382,000)			(382,000)
Date of Construction or Acquisition		2013
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 10,890,000
Deductions during year [Abstract]
Balance at close of year		382,000
Commercial Healthcare [Member] | Mariner Clinic - Superior, WI [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				1,811,000
Initial Cost to Company [Abstract]
Land					0
Buildings & Improvements					3,781,000
Costs capitalized subsequent to acquisition					90,000
Gross amount at which carried at close of period [Abstract]
Land					20,000
Buildings & Improvements					3,851,000
Total		3,871,000			3,871,000
Accumulated Depreciation		$ (1,077,000)			(1,077,000)
Date of Construction or Acquisition		2004
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 3,871,000
Deductions during year [Abstract]
Balance at close of year		1,077,000
Commercial Healthcare [Member] | Minneapolis 701 25th Avenue Medical - Minneapolis, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				7,196,000
Initial Cost to Company [Abstract]
Land					0
Buildings & Improvements					7,873,000
Costs capitalized subsequent to acquisition					1,566,000
Gross amount at which carried at close of period [Abstract]
Land					0
Buildings & Improvements					9,439,000
Total		9,439,000			9,439,000
Accumulated Depreciation		$ (1,837,000)			(1,837,000)
Date of Construction or Acquisition		2008
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 9,439,000
Deductions during year [Abstract]
Balance at close of year		1,837,000
Commercial Healthcare [Member] | Missoula 3050 Great Northern - Missoula, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				1,267,000
Initial Cost to Company [Abstract]
Land					640,000
Buildings & Improvements					1,331,000
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					640,000
Buildings & Improvements					1,331,000
Total		1,971,000			1,971,000
Accumulated Depreciation		$ (159,000)			(159,000)
Date of Construction or Acquisition		2010
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,971,000
Deductions during year [Abstract]
Balance at close of year		159,000
Commercial Healthcare [Member] | Park Dental - Brooklyn Center, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				247,000
Initial Cost to Company [Abstract]
Land					185,000
Buildings & Improvements					2,767,000
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					185,000
Buildings & Improvements					2,767,000
Total		2,952,000			2,952,000
Accumulated Depreciation		$ (873,000)			(873,000)
Date of Construction or Acquisition		2002
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 2,952,000
Deductions during year [Abstract]
Balance at close of year		873,000
Commercial Healthcare [Member] | Pavilion I - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				4,773,000
Initial Cost to Company [Abstract]
Land					1,245,000
Buildings & Improvements					8,898,000
Costs capitalized subsequent to acquisition					31,000
Gross amount at which carried at close of period [Abstract]
Land					1,245,000
Buildings & Improvements					8,929,000
Total		10,174,000			10,174,000
Accumulated Depreciation		$ (2,445,000)			(2,445,000)
Date of Construction or Acquisition		2004
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 10,174,000
Deductions during year [Abstract]
Balance at close of year		2,445,000
Commercial Healthcare [Member] | Pavilion II - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				8,783,000
Initial Cost to Company [Abstract]
Land					2,715,000
Buildings & Improvements					14,673,000
Costs capitalized subsequent to acquisition					1,937,000
Gross amount at which carried at close of period [Abstract]
Land					2,715,000
Buildings & Improvements					16,610,000
Total		19,325,000			19,325,000
Accumulated Depreciation		$ (5,788,000)			(5,788,000)
Date of Construction or Acquisition		2004
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 19,325,000
Deductions during year [Abstract]
Balance at close of year		5,788,000
Commercial Healthcare [Member] | Ritchie Medical Plaza - St Paul, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				5,980,000
Initial Cost to Company [Abstract]
Land					1,615,000
Buildings & Improvements					7,851,000
Costs capitalized subsequent to acquisition					3,611,000
Gross amount at which carried at close of period [Abstract]
Land					1,647,000
Buildings & Improvements					11,430,000
Total		13,077,000			13,077,000
Accumulated Depreciation		$ (2,880,000)			(2,880,000)
Date of Construction or Acquisition		2005
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 13,077,000
Deductions during year [Abstract]
Balance at close of year		2,880,000
Commercial Healthcare [Member] | Sartell 2000 23rd Street South - Sartell, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				1,593,000
Initial Cost to Company [Abstract]
Land					0
Buildings & Improvements					11,781,000
Costs capitalized subsequent to acquisition					934,000
Gross amount at which carried at close of period [Abstract]
Land					0
Buildings & Improvements					12,715,000
Total		12,715,000			12,715,000
Accumulated Depreciation		$ (4,101,000)			(4,101,000)
Date of Construction or Acquisition		2002
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 12,715,000
Deductions during year [Abstract]
Balance at close of year		4,101,000
Commercial Healthcare [Member] | Spring Creek American Falls- American Falls, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				2,086,000
Initial Cost to Company [Abstract]
Land					145,000
Buildings & Improvements					3,870,000
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					145,000
Buildings & Improvements					3,870,000
Total		4,015,000			4,015,000
Accumulated Depreciation		$ (404,000)			(404,000)
Date of Construction or Acquisition		2011
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 4,015,000
Deductions during year [Abstract]
Balance at close of year		404,000
Commercial Healthcare [Member] | Spring Creek-Boise - Boise, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				2,751,000
Initial Cost to Company [Abstract]
Land					708,000
Buildings & Improvements					4,296,000
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					708,000
Buildings & Improvements					4,296,000
Total		5,004,000			5,004,000
Accumulated Depreciation		$ (482,000)			(482,000)
Date of Construction or Acquisition		2011
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 5,004,000
Deductions during year [Abstract]
Balance at close of year		482,000
Commercial Healthcare [Member] | Spring Creek-Eagle - Eagle, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				1,919,000
Initial Cost to Company [Abstract]
Land					263,000
Buildings & Improvements					3,775,000
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					263,000
Buildings & Improvements					3,775,000
Total		4,038,000			4,038,000
Accumulated Depreciation		$ (396,000)			(396,000)
Date of Construction or Acquisition		2011
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 4,038,000
Deductions during year [Abstract]
Balance at close of year		396,000
Commercial Healthcare [Member] | Spring Creek Fruitland - Fruitland, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					550,000
Buildings & Improvements					6,565,000
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					550,000
Buildings & Improvements					6,565,000
Total		7,115,000			7,115,000
Accumulated Depreciation		$ (260,000)			(260,000)
Date of Construction or Acquisition		2014
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 7,115,000
Deductions during year [Abstract]
Balance at close of year		260,000
Commercial Healthcare [Member] | Spring Creek-Meridian - Meridian, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				3,171,000
Initial Cost to Company [Abstract]
Land					424,000
Buildings & Improvements					6,724,000
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					424,000
Buildings & Improvements					6,724,000
Total		7,148,000			7,148,000
Accumulated Depreciation		$ (698,000)			(698,000)
Date of Construction or Acquisition		2011
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 7,148,000
Deductions during year [Abstract]
Balance at close of year		698,000
Commercial Healthcare [Member] | Spring Creek-Overland - Overland, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				3,106,000
Initial Cost to Company [Abstract]
Land					687,000
Buildings & Improvements					5,942,000
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					687,000
Buildings & Improvements					5,942,000
Total		6,629,000			6,629,000
Accumulated Depreciation		$ (644,000)			(644,000)
Date of Construction or Acquisition		2011
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 6,629,000
Deductions during year [Abstract]
Balance at close of year		644,000
Commercial Healthcare [Member] | Spring Creek-Soda Springs - Soda Springs, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				751,000
Initial Cost to Company [Abstract]
Land					66,000
Buildings & Improvements					2,124,000
Costs capitalized subsequent to acquisition					33,000
Gross amount at which carried at close of period [Abstract]
Land					66,000
Buildings & Improvements					2,157,000
Total		2,223,000			2,223,000
Accumulated Depreciation		$ (228,000)			(228,000)
Date of Construction or Acquisition		2011
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 2,223,000
Deductions during year [Abstract]
Balance at close of year		228,000
Commercial Healthcare [Member] | Spring Creek-Ustick - Meridian, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					467,000
Buildings & Improvements					3,833,000
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					467,000
Buildings & Improvements					3,833,000
Total		4,300,000			4,300,000
Accumulated Depreciation		$ (370,000)			(370,000)
Date of Construction or Acquisition		2011
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 4,300,000
Deductions during year [Abstract]
Balance at close of year		370,000
Commercial Healthcare [Member] | St Michael Clinic - St Michael, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				1,795,000
Initial Cost to Company [Abstract]
Land					328,000
Buildings & Improvements					2,259,000
Costs capitalized subsequent to acquisition					264,000
Gross amount at which carried at close of period [Abstract]
Land					328,000
Buildings & Improvements					2,523,000
Total		2,851,000			2,851,000
Accumulated Depreciation		$ (510,000)			(510,000)
Date of Construction or Acquisition		2007
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 2,851,000
Deductions during year [Abstract]
Balance at close of year		510,000
Commercial Healthcare [Member] | Trinity at Plaza 16 - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				4,718,000
Initial Cost to Company [Abstract]
Land					568,000
Buildings & Improvements					9,009,000
Costs capitalized subsequent to acquisition					125,000
Gross amount at which carried at close of period [Abstract]
Land					674,000
Buildings & Improvements					9,028,000
Total		9,702,000			9,702,000
Accumulated Depreciation		$ (820,000)			(820,000)
Date of Construction or Acquisition		2011
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 9,702,000
Deductions during year [Abstract]
Balance at close of year		820,000
Commercial Healthcare [Member] | Wells Clinic - Hibbing, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				1,263,000
Initial Cost to Company [Abstract]
Land					162,000
Buildings & Improvements					2,497,000
Costs capitalized subsequent to acquisition					2,000
Gross amount at which carried at close of period [Abstract]
Land					162,000
Buildings & Improvements					2,499,000
Total		2,661,000			2,661,000
Accumulated Depreciation		$ (690,000)			(690,000)
Date of Construction or Acquisition		2004
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 2,661,000
Deductions during year [Abstract]
Balance at close of year		690,000
Commercial Healthcare [Member] | Wholly Owned Properties [Member]
Reconciliations of total real estate carrying value [Abstract]
Additions		0	18,005,000	11,122,000
Industrial [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				12,404,000
Initial Cost to Company [Abstract]
Land					9,040,000
Buildings & Improvements					43,081,000
Costs capitalized subsequent to acquisition					8,490,000
Gross amount at which carried at close of period [Abstract]
Land					9,336,000
Buildings & Improvements					51,275,000
Total		60,611,000			60,611,000
Accumulated Depreciation		(11,256,000)			(11,256,000)
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		60,611,000
Deductions during year [Abstract]
Balance at close of year		11,256,000
Industrial [Member] | Bloomington 2000 W 94th Street - Bloomington, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1],[6]				0
Initial Cost to Company [Abstract]
Land	[6]				2,133,000
Buildings & Improvements	[6]				4,097,000
Costs capitalized subsequent to acquisition	[6]				1,217,000
Gross amount at which carried at close of period [Abstract]
Land	[6]				2,204,000
Buildings & Improvements	[6]				5,243,000
Total	[6]	7,447,000			7,447,000
Accumulated Depreciation	[6]	$ (1,423,000)			(1,423,000)
Date of Construction or Acquisition	[6]	2006
Life on which depreciation in latest income statement is computed	[6]	40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year	[6]	$ 7,447,000
Deductions during year [Abstract]
Balance at close of year	[6]	1,423,000
Industrial [Member] | Lexington Commerce Center - Eagan, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				1,604,000
Initial Cost to Company [Abstract]
Land					453,000
Buildings & Improvements					4,352,000
Costs capitalized subsequent to acquisition					1,977,000
Gross amount at which carried at close of period [Abstract]
Land					480,000
Buildings & Improvements					6,302,000
Total		6,782,000			6,782,000
Accumulated Depreciation		$ (2,831,000)			(2,831,000)
Date of Construction or Acquisition		1999
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 6,782,000
Deductions during year [Abstract]
Balance at close of year		2,831,000
Industrial [Member] | Minot IPS - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1],[6]				0
Initial Cost to Company [Abstract]
Land	[6]				416,000
Buildings & Improvements	[6]				5,952,000
Costs capitalized subsequent to acquisition	[6]				0
Gross amount at which carried at close of period [Abstract]
Land	[6]				416,000
Buildings & Improvements	[6]				5,952,000
Total	[6]	6,368,000			6,368,000
Accumulated Depreciation	[6]	$ (374,000)			(374,000)
Date of Construction or Acquisition	[6]	2012
Life on which depreciation in latest income statement is computed	[6]	40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year	[6]	$ 6,368,000
Deductions during year [Abstract]
Balance at close of year	[6]	374,000
Industrial [Member] | Stone Container - Fargo, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				382,000
Initial Cost to Company [Abstract]
Land					440,000
Buildings & Improvements					6,597,000
Costs capitalized subsequent to acquisition					104,000
Gross amount at which carried at close of period [Abstract]
Land					440,000
Buildings & Improvements					6,701,000
Total		7,141,000			7,141,000
Accumulated Depreciation		$ (2,943,000)			(2,943,000)
Date of Construction or Acquisition		2001
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 7,141,000
Deductions during year [Abstract]
Balance at close of year		2,943,000
Industrial [Member] | Roseville 3075 Long Lake Road - Roseville, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					810,000
Buildings & Improvements					9,562,000
Costs capitalized subsequent to acquisition					1,326,000
Gross amount at which carried at close of period [Abstract]
Land					810,000
Buildings & Improvements					10,888,000
Total		11,698,000			11,698,000
Accumulated Depreciation		$ (145,000)			(145,000)
Date of Construction or Acquisition		2001
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 11,698,000
Deductions during year [Abstract]
Balance at close of year		145,000
Industrial [Member] | Urbandale 3900 106th Street - Urbandale, IA [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				10,418,000
Initial Cost to Company [Abstract]
Land					3,680,000
Buildings & Improvements					9,893,000
Costs capitalized subsequent to acquisition					1,982,000
Gross amount at which carried at close of period [Abstract]
Land					3,863,000
Buildings & Improvements					11,692,000
Total		15,555,000			15,555,000
Accumulated Depreciation		$ (2,553,000)			(2,553,000)
Date of Construction or Acquisition		2007
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 15,555,000
Deductions during year [Abstract]
Balance at close of year		2,553,000
Industrial [Member] | Woodbury 1865 Woodlane - Woodbury, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				0
Initial Cost to Company [Abstract]
Land					1,108,000
Buildings & Improvements					2,628,000
Costs capitalized subsequent to acquisition					1,884,000
Gross amount at which carried at close of period [Abstract]
Land					1,123,000
Buildings & Improvements					4,497,000
Total		5,620,000			5,620,000
Accumulated Depreciation		$ (987,000)			(987,000)
Date of Construction or Acquisition		2007
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 5,620,000
Deductions during year [Abstract]
Balance at close of year		987,000
Industrial [Member] | Wholly Owned Properties [Member]
Reconciliations of total real estate carrying value [Abstract]
Additions		9,037,000	0	5,900,000
Other Property [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					11,685,000
Initial Cost to Company [Abstract]
Land					3,640,000
Buildings & Improvements					24,933,000
Costs capitalized subsequent to acquisition					15,642,000
Gross amount at which carried at close of period [Abstract]
Land					4,057,000
Buildings & Improvements					40,158,000
Total		44,215,000			44,215,000
Accumulated Depreciation		(9,123,000)			(9,123,000)
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		44,215,000
Deductions during year [Abstract]
Balance at close of year		9,123,000
Other Property [Member] | 1st Avenue Building - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					0
Initial Cost to Company [Abstract]
Land					30,000
Buildings & Improvements					337,000
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					30,000
Buildings & Improvements					337,000
Total		367,000			367,000
Accumulated Depreciation		$ (41,000)			(41,000)
Date of Construction or Acquisition		1981
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 367,000
Deductions during year [Abstract]
Balance at close of year		$ 41,000
Other Property [Member] | 1st Avenue Building - Minot, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed		33 years
Other Property [Member] | 1st Avenue Building - Minot, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed		40 years
Other Property [Member] | Bismarck 715 East Broadway - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					2,103,000
Initial Cost to Company [Abstract]
Land					389,000
Buildings & Improvements					1,283,000
Costs capitalized subsequent to acquisition					1,126,000
Gross amount at which carried at close of period [Abstract]
Land					443,000
Buildings & Improvements					2,355,000
Total		$ 2,798,000			2,798,000
Accumulated Depreciation		$ (458,000)			(458,000)
Date of Construction or Acquisition		2008
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 2,798,000
Deductions during year [Abstract]
Balance at close of year		458,000
Other Property [Member] | Minot 1400 31st Ave - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					0
Initial Cost to Company [Abstract]
Land					1,026,000
Buildings & Improvements					6,143,000
Costs capitalized subsequent to acquisition					4,404,000
Gross amount at which carried at close of period [Abstract]
Land					1,038,000
Buildings & Improvements					10,535,000
Total		11,573,000			11,573,000
Accumulated Depreciation		$ (2,287,000)			(2,287,000)
Date of Construction or Acquisition		2010
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 11,573,000
Deductions during year [Abstract]
Balance at close of year		2,287,000
Other Property [Member] | Minot 2505 16th Street SW - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					0
Initial Cost to Company [Abstract]
Land					298,000
Buildings & Improvements					1,724,000
Costs capitalized subsequent to acquisition					296,000
Gross amount at which carried at close of period [Abstract]
Land					298,000
Buildings & Improvements					2,020,000
Total		2,318,000			2,318,000
Accumulated Depreciation		$ (275,000)			(275,000)
Date of Construction or Acquisition		2009
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 2,318,000
Deductions during year [Abstract]
Balance at close of year		275,000
Other Property [Member] | Plaza 16 - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					7,098,000
Initial Cost to Company [Abstract]
Land					389,000
Buildings & Improvements					5,444,000
Costs capitalized subsequent to acquisition					3,859,000
Gross amount at which carried at close of period [Abstract]
Land					598,000
Buildings & Improvements					9,094,000
Total		9,692,000			9,692,000
Accumulated Depreciation		$ (2,041,000)			(2,041,000)
Date of Construction or Acquisition		2009
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 9,692,000
Deductions during year [Abstract]
Balance at close of year		2,041,000
Other Property [Member] | 17 South Main - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					75,000
Initial Cost to Company [Abstract]
Land					15,000
Buildings & Improvements					75,000
Costs capitalized subsequent to acquisition					197,000
Gross amount at which carried at close of period [Abstract]
Land					17,000
Buildings & Improvements					270,000
Total		287,000			287,000
Accumulated Depreciation		$ (202,000)			(202,000)
Date of Construction or Acquisition		2000
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 287,000
Deductions during year [Abstract]
Balance at close of year		202,000
Other Property [Member] | Arrowhead First International Bank - Minot ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					0
Initial Cost to Company [Abstract]
Land					75,000
Buildings & Improvements					1,211,000
Costs capitalized subsequent to acquisition					20,000
Gross amount at which carried at close of period [Abstract]
Land					95,000
Buildings & Improvements					1,211,000
Total		1,306,000			1,306,000
Accumulated Depreciation		$ (65,000)			(65,000)
Date of Construction or Acquisition		2013
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 1,306,000
Deductions during year [Abstract]
Balance at close of year		65,000
Other Property [Member] | Dakota West Plaza - Minot , ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					347,000
Initial Cost to Company [Abstract]
Land					92,000
Buildings & Improvements					493,000
Costs capitalized subsequent to acquisition					30,000
Gross amount at which carried at close of period [Abstract]
Land					106,000
Buildings & Improvements					509,000
Total		615,000			615,000
Accumulated Depreciation		$ (122,000)			(122,000)
Date of Construction or Acquisition		2006
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 615,000
Deductions during year [Abstract]
Balance at close of year		122,000
Other Property [Member] | Grand Forks Carmike - Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					1,304,000
Initial Cost to Company [Abstract]
Land					184,000
Buildings & Improvements					2,360,000
Costs capitalized subsequent to acquisition					2,000
Gross amount at which carried at close of period [Abstract]
Land					184,000
Buildings & Improvements					2,362,000
Total		2,546,000			2,546,000
Accumulated Depreciation		$ (1,211,000)			(1,211,000)
Date of Construction or Acquisition		1994
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 2,546,000
Deductions during year [Abstract]
Balance at close of year		1,211,000
Other Property [Member] | Minot Arrowhead - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					0
Initial Cost to Company [Abstract]
Land					100,000
Buildings & Improvements					3,216,000
Costs capitalized subsequent to acquisition					5,553,000
Gross amount at which carried at close of period [Abstract]
Land					176,000
Buildings & Improvements					8,693,000
Total		8,869,000			8,869,000
Accumulated Depreciation		$ (2,058,000)			(2,058,000)
Date of Construction or Acquisition		1973
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 8,869,000
Deductions during year [Abstract]
Balance at close of year		2,058,000
Other Property [Member] | Minot Plaza - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					758,000
Initial Cost to Company [Abstract]
Land					50,000
Buildings & Improvements					453,000
Costs capitalized subsequent to acquisition					155,000
Gross amount at which carried at close of period [Abstract]
Land					80,000
Buildings & Improvements					578,000
Total		658,000			658,000
Accumulated Depreciation		$ (339,000)			(339,000)
Date of Construction or Acquisition		1993
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 658,000
Deductions during year [Abstract]
Balance at close of year		339,000
Other Property [Member] | Minot Southgate Wells Fargo Bank - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances					0
Initial Cost to Company [Abstract]
Land					992,000
Buildings & Improvements					2,194,000
Costs capitalized subsequent to acquisition					0
Gross amount at which carried at close of period [Abstract]
Land					992,000
Buildings & Improvements					2,194,000
Total		3,186,000			3,186,000
Accumulated Depreciation		$ (24,000)			(24,000)
Date of Construction or Acquisition		2014
Life on which depreciation in latest income statement is computed		40 years
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		$ 3,186,000
Deductions during year [Abstract]
Balance at close of year		24,000
Other Property [Member] | Wholly Owned Properties [Member]
Reconciliations of total real estate carrying value [Abstract]
Additions		3,186,000	$ 0	$ 1,240,000
Subtotal [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	[1]				667,544,000
Initial Cost to Company [Abstract]
Land					111,612,000
Buildings & Improvements					1,223,659,000
Costs capitalized subsequent to acquisition					211,096,000
Gross amount at which carried at close of period [Abstract]
Land					129,513,000
Buildings & Improvements					1,416,854,000
Total		1,546,367,000			1,546,367,000
Accumulated Depreciation		(313,308,000)			$ (313,308,000)
Reconciliations of total real estate carrying value [Abstract]
Balance at close of year		1,546,367,000
Deductions during year [Abstract]
Balance at close of year		$ 313,308,000

[1]	Amounts in this column are the mortgages payable balances as of April 30, 2015. These amounts do not include amounts owing under the Company's multi-bank line of credit or under the Company's construction loans.
[2]	The net basis of the Company's real estate investments for Federal Income Tax purposes was $1.7 billion, $1.5 billion and $1.5 billion at April 30, 2015, 2014 and 2013, respectively.
[3]	Consists of miscellaneous disposed assets.
[4]	Includes development projects that are placed in service in phases.
[5]	Consists of miscellaneous re-classed assets.
[6]	As of April 30, 2015, this property was included in the collateral pool securing the Company's $90.0 million multi-bank line of credit. The Company may add and remove eligible properties from the collateral pool if certain minimum collateral requirements are satisfied. Advances under the facility may not exceed 60% of the value of properties provided as security.